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                      SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C. 20549

                                   FORM N-1A

                  REGISTRATION STATEMENT (NO. 33-49023) UNDER
                          THE SECURITIES ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NO.

                      POST-EFFECTIVE AMENDMENT NO. 6
                                      AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                             AMENDMENT NO. 7

                         VANGUARD ADMIRAL FUNDS, INC.
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                P.O. BOX 2600,
                            VALLEY FORGE, PA 19482
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                 REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                         RAYMOND J. KLAPINSKY, ESQUIRE
                                 P.O. BOX 876
                            VALLEY FORGE, PA 19482

  IT IS PROPOSED THAT THIS AMENDMENT BECOME EFFECTIVE ON MAY 23, 1997 PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933.

  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: AS SOON AS PRACTICABLE AFTER THIS REGISTRATION STATEMENT BECOMES EFFECTIVE.

  WE HAVE ELECTED TO REGISTER AN INDEFINITE NUMBER OF SHARES PURSUANT TO REGULATION 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. WE FILED OUR RULE 24F-2 NOTICE FOR THE YEAR ENDED JANUARY 31, 1997 ON MARCH 13, 1997.

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                          VANGUARD ADMIRAL FUNDS, INC.

                             CROSS REFERENCE SHEET

  FORM N-1A
 ITEM NUMBER                                        LOCATION IN PROSPECTUS
  Item 1.    Cover Page............................ Cover Page
  Item 2.    Synopsis.............................. Highlights
  Item 3.    Condensed Financial Information....... Financial Highlights
  Item 4.    General Description of Registrant..... Investment Objectives;
                                                    Investment Limitations;
                                                    Investment Policies;
                                                    General Information
  Item 5.    Management of the Fund................ Management of the Fund;
                                                    The Vanguard Group
  Item 6.    Capital Stock and Other Securities.... Opening an Account and
                                                    Purchasing Shares; Selling
                                                    Your Shares; The Share
                                                    Price of Each Portfolio;
                                                    Dividends and Taxes;
                                                    General Information
  Item 7.    Purchase of Securities Being Offered.. Cover Page; Opening an
                                                    Account and Purchasing
                                                    Shares
  Item 8.    Redemption or Repurchase.............. Selling Shares
  Item 9.    Pending Legal Proceedings............. Not Applicable
  FORM N-1A                                         LOCATION IN STATEMENT
 ITEM NUMBER                                        OF ADDITIONAL INFORMATION
  Item 10.   Cover Page............................ Cover Page
  Item 11.   Table of Contents..................... Cover Page
  Item 12.   General Information and History....... Investment Objectives and
                                                    Policies
  Item 13.   Investment Objective and Policies..... Investment Objectives and
                                                    Policies; Investment
                                                    Limitations
  Item 14.   Management of the Fund................ Management of the Fund
  Item 15.   Control Persons and Principal Holders
             of Securities......................... Management of the Fund
  Item 16.   Investment Advisory and Other          Management of the Fund
             Services..............................
  Item 17.   Brokerage Allocation.................. Not Applicable
  Item 18.   Capital Stock and Other Securities.... Financial Statements
  Item 19.   Purchase, Redemption and Pricing of
             Securities Being Offered.............. Purchase of Shares;
                                                    Redemption of Shares
  Item 20.   Tax Status............................ Appendix
  Item 21.   Underwriters.......................... Not Applicable
  Item 22.   Calculations of Yield Quotations of
             Money Market Fund .................... Calculation of Yield
  Item 23.   Financial Statements.................. Financial Statements

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[LOGO OF VANGUARD APPEARS HERE]                   A Member of The Vanguard Group

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PROSPECTUS--MAY 23, 1997
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NEW ACCOUNT INFORMATION: INVESTOR INFORMATION DEPARTMENT--1-800-662-7447 (SHIP)
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SHAREHOLDER ACCOUNT SERVICES: CLIENT SERVICES DEPARTMENT--1-800-662-2739 (CREW)
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INVESTMENT       Vanguard Admiral Funds, Inc. (the "Fund") is an open-end di-
OBJECTIVES AND   versified investment company. The Fund consists of four Port-
POLICIES         folios, each of which invests in U.S. Treasury securities
                 within prescribed maturity and quality standards:
                   . Admiral U.S. Treasury Money Market Portfolio
                   . Admiral Short-Term U.S. Treasury Portfolio
                   . Admiral Intermediate-Term U.S. Treasury Portfolio
                   . Admiral Long-Term U.S. Treasury Portfolio
                 The objective of each of these four Portfolios is to provide current income consistent with the preservation of capital and liquidity. The Admiral U.S. Treasury Money Market Portfo-
                 lio also seeks to maintain a constant net asset value of
                 $1.00 per share. AN INVESTMENT IN THE MONEY MARKET PORTFOLIO
                 IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND
                 THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO
                 MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. There
                 can be no assurance that any of the Fund's Portfolios will achieve its stated objective. Shares of the Fund are neither insured nor guaranteed by any agency of the U.S. Government, including the FDIC.
--------------------------------------------------------------------------------
                 Please complete and return the Account Registration Form. If
OPENING AN       you need assistance in completing this Form, please call the
ACCOUNT          Investor Information Department. To open an Individual Re-
                 tirement Account (IRA), please use a Vanguard IRA Adoption
                 Agreement. To obtain a copy of this form, call 1-800-662-
                 7447, Monday through Friday, from 8:00 a.m. to 9:00 p.m., and
                 Saturday, from 9:00 a.m. to 4:00 p.m. (Eastern time). The
                 minimum initial investment is $50,000 per Portfolio. The Fund is offered on a no-load basis (i.e., there are no sales com-
                 missions or 12b-1 fees). However, the Fund incurs expenses for investment advisory, management, administrative and dis-
                 tribution services.
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ABOUT THIS       This Prospectus is designed to set forth concisely the infor-
PROSPECTUS       mation you should know about the Fund before you invest. It should be retained for futurereference. A "Statement of Addi-
                 tional Information" containing additional information about the Fund has been filed with the Securities and
                 ExchangeCommission. This Statement is dated May 23, 1997, and has been incorporated by reference into this Prospectus. A copy may be obtained without charge by writing to the Fund or by calling the Investor Information Department. The Securi-
                 ties and Exchange Commission maintains a website
                 (http.11www.sec.gov) which contains the Statement of Addi-
                 tional Information, material incorporated by reference, and other information regarding the Fund.
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                                                                       Page
Implementation of
 Policies.............................................................  11
Investment
 Limitations..........................................................  14
Management of the
 Fund.................................................................  15
Investment Adviser....................................................  15
Dividends, Capital
 Gains and Taxes......................................................  17
The Share Price of
 Each Portfolio.......................................................  18
General Information...................................................  19

                                                                       Page
                             SHAREHOLDER GUIDE
Opening an Account and Purchasing Shares..............................  21
When Your Account Will Be Credited....................................  24
Selling Your Shares...................................................  25
Exchanging Your Shares................................................  28
Important Information About Telephone Transactions....................  30
Transferring Registration.............................................  30
Other Vanguard Services...............................................  31

TABLE OF
CONTENTS

                                                                       Page
Highlights...........................................................    2
Fund Expenses........................................................    4
Financial Highlights.................................................    5
Yield and Total Return...............................................    7
      FUND INFORMATION
Investment Objectives................................................    8
Investment Policies..................................................    8
Investment Risks.....................................................    9
Who Should Invest....................................................   10

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THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE COMMISSION PASSED UPON THE ACCURACY OR AD-EQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OF-FENSE.
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                                   HIGHLIGHTS

INVESTMENT
OBJECTIVES AND   Vanguard Admiral Funds, Inc. (the "Fund") is an open-end di-
POLICIES         versified investment company. The Fund consists of four Port-
                 folios, each of which invests primarily in U.S. Treasury se-
                 curities within prescribed maturity and quality standards.
                 The objective of each of the Portfolios is to provide current income consistent with the preservation of capital and li-
                 quidity. There is no assurance that any of the Fund's Portfo-
                 lios will achieve its stated objective.            PAGE 8
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FOUR SEPARATE    Investors may choose from four separate Portfolios of the
PORTFOLIOS       Fund, each of which invests primarily in U.S. Treasury secu-
                 rities.

                 ADMIRAL U.S. TREASURY MONEY MARKET PORTFOLIO--expects to maintain a dollar-weighted average maturity of 90 days or less and seeks to maintain a stable $1.00 share price. An in-vestment in the Admiral U.S. Treasury Money Market Portfolio is neither insured nor guaranteed by the U.S. Government, and there is no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

                 ADMIRAL SHORT-TERM U.S. TREASURY PORTFOLIO--expects to main-tain a dollar-weighted average maturity of 1 to 3 years.

                 ADMIRAL INTERMEDIATE-TERM U.S. TREASURY PORTFOLIO--expects to maintain a dollar-weighted average maturity of 5 to 10 years.

                 ADMIRAL LONG-TERM U.S. TREASURY PORTFOLIOS--expects to main-
                 tain a dollar-weighted average maturity of 15 to 30
                 years.                                             PAGE 8
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                 As mutual funds investing in U.S. Treasury securities, the
RISK             four Portfolios of the Fund are subject primarily to interest
CHARACTERISTICS  rate risk and income risk. INTEREST RATE RISK is the poten-
                 tial for a decline in bond prices due to rising market inter-est rates. The Admiral U.S. Treasury Money Market Portfolio, which is expected to maintain a stable $1.00 share price, provides minimal exposure to interest rate risk. In contrast, share prices for the Admiral Short-Term, Intermediate-Term, and Long-Term U.S. Treasury Portfolios will fluctuate as in-terest rates change, with longer-maturity Portfolios gener-ally exhibiting greater price fluctuations than shorter-matu-rity Portfolios.

                 INCOME RISK is the potential for a decline in a Portfolio's income due to falling market interest rates. In relative terms, income risk will be higher for the Fund's shorter-term Portfolios and lower for the Fund's longer-term Portfolios. The following table summarizes both the income and interest rate risks to which the four Portfolios are subject:

                                                   INTEREST       INCOME
              ADMIRAL PORTFOLIO                    RATE RISK       RISK
                 ---------------------------------------------------------
              U.S. Treasury Money Market          Negligible     Very high
              Short-Term U.S. Treasury          Low to moderate    High
              Intermediate-Term U.S. Treasury  Moderate to high  Moderate
              Long-Term U.S. Treasury          High to very high    Low

                                                                     PAGE 9
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THE VANGUARD     The Fund is a member of The Vanguard Group of Investment Com-
GROUP            panies, a group of more than 30 investment companies with
                 more than 90 distinct investment portfolios and total assets in excess of $250 billion. The Vanguard Group, Inc. ("Van-guard"), a subsidiary jointly owned by the Vanguard Funds, provides all management, administrative, distribution and ac-counting services on an at-cost basis to the Funds in the Group.

                                                                    PAGE 15
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                 The Fund receives investment advisory services on an at-cost
INVESTMENT       basis from Vanguard's Fixed Income Group. As a result, the
ADVISER          Fund receives its investment advisory services at a substan-
                 tially lower cost than would be possible if the Fund paid an investment advisory fee to an external investment adviser.

                                                                    PAGE 15
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                 Each Portfolio declares a dividend each business day based on
DIVIDEND         its ordinary income. Dividends are paid monthly and may be
POLICY           received in cash or reinvested to buy additional shares.

                                                                    PAGE 17
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TAXES Dividends paid by the Fund's Portfolios are generally subject to federal income tax. It is expected that most of the income from the Fund's Portfolios will be attributable to U.S. Trea-sury and other "direct" Government obligations. Such income is exempt from state and local income taxes in most states.
                 Any capital gains distributions from a Portfolio are subject to federal income tax, as well as applicable state and local taxes. A sale of shares, whether by outright redemption, checkwriting redemption, or an exchange, is a taxable event and may result in a capital gain or loss.

                                                                    PAGE 17
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                 You may purchase shares by mail, wire or exchange from an-
PURCHASING       other Vanguard Fund. The minimum initial investment is
SHARES           $50,000 per Portfolio; the minimum for subsequent investments is $100. There are no sales commissions or 12b-1 fees.

                                                                    PAGE 21
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                 You may redeem shares of each Portfolio by mail, telephone,
SELLING SHARES   wire or check. There is no charge for redemption, except for wire withdrawals under $5,000, which are subject to a $5 charge. Your bank may also assess a fee for incoming wires.

                                                                    PAGE 25
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SERVICES TO      The Fund offers free checkwriting services (minimum $250 per
SHAREHOLDERS     check) for easy access to your account balance.

                                                                    PAGE 25

                 The Fund also offers other special services: Direct Deposit, for electronic deposit of most Government and private payroll checks; Fund Express, for electronic transfers between the Fund and your bank account; and Tele-Account, for 24-hour telephone access to your Fund account balance and certain transactions.

                                                                    PAGE 31
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FUND EXPENSES    The following table illustrates ALL expenses and fees that you would incur as a shareholder of the Fund. The expenses set forth below are for the 1997 fiscal year.

                                                     INTERMEDIATE-               U.S. TREASURY
                                        SHORT-TERM       TERM        LONG-TERM       MONEY
             SHAREHOLDER TRANSACTION   U.S. TREASURY U.S. TREASURY U.S. TREASURY    MARKET
             EXPENSES                    PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                 -----------------------------------------------------------------------------
             Sales Load Imposed on
              Purchases..............      None          None          None          None
             Sales Load Imposed on
              Reinvested Dividends...      None          None          None          None
             Redemption Fees*........      None          None          None          None
             Exchange Fees...........      None          None          None          None
                                                     INTERMEDIATE-               U.S. TREASURY
                                        SHORT-TERM       TERM        LONG-TERM       MONEY
             ANNUAL FUND OPERATING     U.S. TREASURY U.S. TREASURY U.S. TREASURY    MARKET
             EXPENSES                    PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                 -----------------------------------------------------------------------------
             Management &
              Administrative
              Expenses...............      0.10%         0.10%         0.09%         0.10%
             Investment Advisory
              Fees...................      0.01          0.01          0.01          0.01
             12b-1 Fees..............      None          None          None          None
             Other Expenses
              Distribution Costs.....      0.03          0.03          0.03          0.03
              Miscellaneous Expenses.      0.01          0.01          0.02          0.01
                                           ----          ----          ----          ----
             Total Other Expenses          0.04%         0.04%         0.05%         0.04%
                                           ----          ----          ----          ----
               TOTAL OPERATING
                EXPENSES.............      0.15%         0.15%         0.15%         0.15%
                                           ====          ====          ====          ====
             * Wire redemptions under $5,000 are subject to a $5 charge.

                 The purpose of this table is to assist you in understanding the various expenses that you would bear directly or indi-rectly as an investor in the Fund.

                 The following example illustrates the expenses that you would incur on a $1,000 investment over various periods, assuming
                 (1) a 5% annual rate of return and (2) redemption at the end of each period.

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
             Admiral U.S. Treasury Money Market
              Portfolio........................    $2     $5      $8      $19
             Admiral Short-Term U.S. Treasury
              Portfolio........................    $2     $5      $8      $19
             Admiral Intermediate-Term U.S.
              Treasury Portfolio...............    $2     $5      $8      $19
             Admiral Long-Term U.S. Treasury
              Portfolio........................    $2     $5      $8      $19

                 THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF
                 PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY
                 BE HIGHER OR LOWER THAN THOSE SHOWN.
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FINANCIAL        The following financial highlights for a share outstanding
HIGHLIGHTS       throughout the period have been audited by Price Waterhouse
                 LLP, independent accountants, whose report on the financial statements which include this information was unqualified.
                 This information should be read in conjunction with the Fund's financial statements and notes thereto, which, to-gether with the remaining portions of the Fund's 1997 Annual
                 Report to Shareholders, are incorporated by reference in the Statement of Additional Information and this Prospectus, and which appear, along with the report of Price Waterhouse LLP, in the Fund's 1997 Annual Report to the Shareholders. For a more complete discussion of the Fund's performance, please see the Fund's 1997 Annual Report to Shareholders which may be obtained without charge by writing to the Fund or calling our Investor Information Department at 1-800-662-7447.

                          ------------------------------------------------ ---------------
                             U.S. TREASURY MONEY MARKET  PORTFOLIO
                          ------------------------------------------------
                            YEAR ENDED JANUARY 31,
                          ------------------------------   DEC. 14, 1992+
                           1997    1996    1995    1994   TO JAN. 31, 1993
------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD....  $ 1.00  $ 1.00  $ 1.00  $ 1.00       $ 1.00
                          ------  ------  ------  ------       ------
INVESTMENT OPERATIONS
 Net Investment Income..    .051    .055    .041    .029         .004
 Net Realized and
  Unrealized Gain (Loss)
  on Investments........      --      --      --      --           --
                          ------  ------  ------  ------       ------
  TOTAL FROM INVESTMENT
   OPERATIONS...........    .051    .055    .041    .029         .004
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DISTRIBUTIONS
 Dividends from Net
  Investment Income.....   (0.51)  (.055)  (.041)  (.029)       (.004)
 Distributions from
  Realized Capital
  Gains.................      --      --      --      --           --
                          ------  ------  ------  ------       ------
  TOTAL DISTRIBUTIONS...   (0.51)  (.055)  (.041)  (.029)       (.004)
------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD.................  $ 1.00  $ 1.00  $ 1.00  $ 1.00       $ 1.00
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
TOTAL RETURN............    5.24%   5.66%   4.19%   2.99%        0.41%
------------------------------------------------------------------------------------------
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RATIOS/SUPPLEMENTAL DATA
Net Assets, End of
 Period (Millions)......  $3,247  $1,778  $1,371  $  860       $  149
Ratio of Expenses to
 Average Net Assets.....    0.15%   0.15%   0.15%   0.15%        0.15%*
Ratio of Net Investment
 Income to Average Net
 Assets.................    5.12%   5.50%   4.21%   3.06%        3.12%*
Portfolio Turnover Rate.     N/A     N/A     N/A     N/A          N/A

*Annualized.
+Commencement of operations.

                               -------------------------------------------------
                                         SHORT-TERM U.S. TREASURY
                                                PORTFOLIO
                               -------------------------------------------------
                                 YEAR ENDED JANUARY 31,
                               -------------------------------   DEC. 14, 1992+
                                1997    1996    1995     1994   TO JAN. 31, 1993
--------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD.........  $10.23  $ 9.77  $10.26   $10.17       $10.00
                               ------  ------  ------   ------       ------
INVESTMENT OPERATIONS
 Net Investment Income.......    .587    .626    .518     .448         .065
 Net Realized and Unrealized
  Gain (Loss) on Investments.   (.190)   .460   (.468)    .101         .170
                               ------  ------  ------   ------       ------
  TOTAL FROM INVESTMENT
   OPERATIONS................    .397   1.086    .050     .549         .235
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income..........   (.587)  (.626)  (.518)   (.448)       (.065)
 Distributions from Realized
  Capital Gains..............      --      --   (.022)   (.011)          --
                               ------  ------  ------   ------       ------
  TOTAL DISTRIBUTIONS........   (.587)  (.626)  (.540)   (.459)       (.065)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD......................  $10.04  $10.23  $ 9.77   $10.26       $10.17
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL RETURN.................    4.05%  11.41%   0.57%    5.50%        2.35%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period
 (Millions)..................  $  553  $  426  $  333   $  252       $   63
Ratio of Expenses to Average
 Net Assets..................    0.15%   0.15%   0.15%    0.15%        0.15%*
Ratio of Net Investment
 Income to Average Net
 Assets......................    5.85%   6.22%   5.30%    4.38%        4.87%*
Portfolio Turnover Rate......      80%     95%    129%      90%           7%
*Annualized.
+Commencement of operations.
                               -------------------------------------------------
                                     INTERMEDIATE-TERM U.S. TREASURY
                                                PORTFOLIO
                               -------------------------------------------------
                                 YEAR ENDED JANUARY 31,
                               -------------------------------   DEC. 14, 1992+
                                1997    1996    1995     1994   TO JAN. 31, 1993
--------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD.........  $10.70  $ 9.58  $10.58   $10.29       $10.00
                               ------  ------  ------   ------       ------
INVESTMENT OPERATIONS
 Net Investment Income.......    .648    .665    .598     .578         .084
 Net Realized and Unrealized
  Gain (Loss) on Investments.   (.530)  1.120   (.995)    .418         .290
                               ------  ------  ------   ------       ------
  TOTAL FROM INVESTMENT
   OPERATIONS................    .118   1.785   (.397)    .996         .374
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income..........   (.648)  (.665)  (.598)   (.578)       (.084)
 Distributions from Realized
  Capital Gains..............      --      --   (.005)   (.128)          --
                               ------  ------  ------   ------       ------
  TOTAL DISTRIBUTIONS........   (.648)  (.665)  (.603)   (.706)       (.084)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD......................  $10.17  $10.70  $ 9.58   $10.58       $10.29
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL RETURN.................    1.30%  19.16%  (3.67)%   9.89%        3.75%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period
 (Millions)..................  $  659  $  585  $  357   $  332       $   78
Ratio of Expenses to Average
 Net Assets..................    0.15%   0.15%   0.15%    0.15%        0.15%
Ratio of Net Investment
 Income to Average Net
 Assets......................    6.37%   6.49%   6.15%    5.46%        6.31%
Portfolio Turnover Rate......      52%     64%    134%     102%           0%

*Annualized.

+Commencement of operations.

                              --------------------------------------------------
                                        LONG-TERM U.S. TREASURY
                                               PORTFOLIO
                              --------------------------------------------------
                                YEAR ENDED JANUARY 31,
                              --------------------------------   DEC. 14, 1992+
                               1997     1996    1995     1994   TO JAN. 31, 1993
--------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD........  $11.06   $ 9.40  $10.90   $10.30       $10.00
                              ------   ------  ------   ------       ------
INVESTMENT OPERATIONS
 Net Investment Income......    .681     .691    .670     .709         .096
 Net Realized and Unrealized
  Gain (Loss) on
  Investments...............   (.900)   1.749  (1.405)    .881         .300
                              ------   ------  ------   ------       ------
  TOTAL FROM INVESTMENT
   OPERATIONS...............   (.219)   2.440   (.735)   1.590         .396
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income.........   (.681)   (.691)  (.670)   (.709)       (.096)
 Distributions from Realized
  Capital Gains.............   (.030)   (.089)  (.095)   (.281)          --
                              ------   ------  ------   ------       ------
  TOTAL DISTRIBUTIONS.......   (.711)   (.780)  (.765)   (.990)       (.096)
--------------------------------------------------------------------------------
NET ASSET VALUE,
 END OF PERIOD..............  $10.13   $11.06  $ 9.40   $10.90       $10.30
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL RETURN................   (1.75)%  26.74%  (6.60)%  15.90%        3.97%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period
 (Millions).................  $  192   $  186  $  136   $   99       $   49
Ratio of Expenses to Average
 Net Assets.................    0.15%    0.15%   0.15%    0.15%        0.15%*
Ratio of Net Investment
 Income to Average Net
 Assets.....................    6.72%    6.66%   7.06%    6.58%        7.22%*
Portfolio Turnover Rate.....      42%     125%     44%      51%          17%

*Annualized.
+Commencement of operations.
--------------------------------------------------------------------------------
YIELD AND        From time to time a Portfolio of the Fund may advertise its
TOTAL RETURN     yield and total return. Both yield and total return figures are based on historical earnings and are not intended to in-dicate future performance. The "total return" of a Portfolio refers to the average annual compounded rates of return over one-, five- and ten-year periods or over the life of a Port-folio (as stated in the advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment, assuming the reinvestment of all dividends and capital gains distribu-tions.

                 The Admiral U.S. Treasury Money Market Portfolio's "seven-day" or "current" yield reflects the income earned by a hypo-thetical account in the Portfolio during a seven-day period, expressed as an annual percentage rate. The Portfolio's "ef-fective yield" assumes the income over the seven-day period is reinvested weekly, resulting in a slightly higher stated yield through compounding.

                 In accordance with industry guidelines set forth by the U.S.
                 Securities and Exchange Commission, the "30-day yield" of the
                 Admiral Short-Term, Intermediate-Term, and Long-Term U.S.
                 Treasury Portfolios is calculated by dividing net investment income per share earned during a 30-day period by the net as-
                 set value per share on the last day of the period. Net in-
                 vestment income includes interest and dividend income earned on a Portfolio's securities; it is net of all expenses and all recurring and nonrecurring charges that have been applied to all shareholder accounts. The yield calculation assumes that net investment
                 income earned over 30 days is compounded monthly for six
                 months and then annualized. Methods used to calculate adver-
                 tised yields are standardized for all stock and bond mutual funds. However, these methods differ from the accounting
                 methods used by a Portfolio to maintain its books and rec-
                 ords, and so the advertised 30-day yield may not fully re-
                 flect the income paid to an investor's account.
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INVESTMENT       The Fund is an open-end diversified investment company. The
OBJECTIVES       Fund consists of four Portfolios, each of which invests pri-
                 marily in U.S. Treasury securities within prescribed maturity and quality standards.

THE PORTFOLIOS   The objective of each Portfolio is to provide current income
SEEK TO          consistent with the preservation of capital and liquidity.
PROVIDECURRENT   The Admiral U.S. Treasury Money Market Portfolio also seeks
INCOME           to maintain, but does not guarantee, a constant net asset
                 value of $1.00 per share. There is no assurance that any of the Fund's Portfolios will achieve its stated objective.

                 The investment objective of each Portfolio is fundamental and so cannot be changed without the approval of a majority of the Portfolio's shareholders.
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INVESTMENT       The Fund offers a money market Portfolio and three bond Port-
POLICIES         folios. All four Portfolios invest primarily in securities backed by the full faith and credit of the U.S. Government.
THE FOUR         Such securities include U.S. Treasury obligations (bills,
PORTFOLIOS       notes and bonds), as well as other full faith and credit ob-
INVEST IN U.S.   ligations of the U.S. Government. The latter include securi-
TREASURY         ties issued by the General Services Administration, Govern-
SECURITIES       ment National Mortgage Association, Rural Electrification Ad-
                 ministration, Small Business Administration, Federal Financ-ing Bank, and other Governmental agencies. The Fund is man-aged without regard to tax ramifications.

                 THE ADMIRAL U.S. TREASURY MONEY MARKET PORTFOLIO invests 100% of its assets in securities backed by the full faith and credit of the U.S. Government. Also, at least 65% of the Portfolio's assets will be invested in U.S. Treasury bills, notes and bonds. In seeking to provide a stable share price of $1.00, the Portfolio is expected to maintain a dollar-weighted average maturity of 90 days or less, and will pur-chase securities with an effective maturity of 13 months or less.

                 THE ADMIRAL SHORT-TERM, INTERMEDIATE-TERM, AND LONG-TERM U.S. TREASURY PORTFOLIOS each invest at least 85% of their assets in securities backed by the full faith and credit of the U.S. Government. Also, at least 65% of each Portfolio's assets will be invested in U.S. Treasury bills, notes and bonds. The three Portfolios differ primarily in terms of average maturi-ty. The Admiral Short-Term U.S. Treasury Portfolio is ex-pected to maintain a dollar-weighted average maturity of be-tween 1 and 3 years; the Admiral Intermediate-Term U.S. Trea-sury Portfolio, a dollar-weighted average maturity of between 5 and 10 years; and the Admiral Long-Term U.S. Treasury Port-folio, a dollar-weighted average maturity of between 15 and 30 years.

                 The balance of the assets of Admiral Short-Term, Intermedi-ate-Term, and Long-Term U.S. Treasury Portfolios may be in-vested in other U.S. Government agency securities, as well as repurchase agreements collateralized by such securities. The three Portfolios may also invest in bond (interest rate) futures contracts and options to a limited extent and not for speculative purposes. See "Implementation of Policies" for a description of these and other investment practices of the Fund.

                 Each Portfolio is responsible for voting the shares of all securities it holds.

                 The investment policies of each Portfolio are not fundamental and so may be changed without shareholder approval by the
                 Board of Directors. However, shareholders would be notified of any material change in a Portfolio's policies.
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INVESTMENT       As mutual funds investing in fixed-income securities, the
RISKS            four Portfolios of the Fund are subject to interest rate
                 risk, income risk, credit risk and manager risk.

EXCEPT FOR THE   INTEREST RATE RISK is the potential for a decline in bond
MONEY MARKET     prices due to rising market interest rates. In general, bond
PORTFOLIO,       prices vary inversely with interest rates. If interest rates
SHARE PRICES     rise, bond prices generally fall; if interest rates fall,
WILL FLUCTUATE   bond prices generally rise. The change in price depends on several factors, including the bond's maturity date. In gen-eral, bonds with longer maturities are more sensitive to in-terest rates than bonds with shorter maturities.

                 These principles of interest rate risk also apply to U.S. Treasury and U.S. Government agency securities. As with other bond investments, U.S. Government securities will rise and fall in value as interest rates change. A SECURITY BACKED BY THE U.S. TREASURY OR A U.S. GOVERNMENT AGENCY IS GUARANTEED ONLY AS TO THE TIMELY PAYMENT OF INTEREST AND PRINCIPAL WHEN HELD TO MATURITY. THE CURRENT MARKET PRICES FOR SUCH SECURI-TIES ARE NOT GUARANTEED AND WILL FLUCTUATE.

                 The Admiral U.S. Treasury Money Market Portfolio, with a dol-lar-weighted average maturity of less than 90 days, invests in short-term instruments and seeks to maintain a stable $1.00 share price. As a result, the Portfolio is expected to provide minimal exposure to interest rate risk. In relative terms, share price fluctuations are expected to be low to moderate for the Admiral Short-Term U.S. Treasury Portfolio, moderate to high for the Admiral Intermediate-Term U.S. Trea-sury Portfolio, and high to very high for the Admiral Long-Term U.S. Treasury Portfolio, refecting the differing average maturity characteristics of the three Portfolios. To illus-trate the relative risk exposure of the Fund's three bond Portfolios, the chart below depicts the effect of an immedi-ate 2% change in interest rates on the principal value of three bonds of varying maturities:

                    PERCENT CHANGE IN THE PRICE OF A PAR BOND YIELDING 7.5%

                                              2% INCREASE IN       2% DECREASE IN
             STATED MATURITY                  INTEREST RATES       INTEREST RATES
             ----------------------------     --------------       --------------
             Short-Term (2.5 years)               - 4.3%               + 4.6%
             Intermediate-Term (10 years)         -12.7%               +15.2%
             Long-Term (20 years)                 -17.8%               +24.1%

                 Note: By comparison, the Admiral U.S. Treasury Money Market
                     Portfolio seeks to maintain a stable $1.00 per share price.

                 This chart is intended to provide you with guidelines for de-termining the degree of interest rate risk you may be willing to assume. The yield and price changes shown should not be taken as representative of a Portfolio's current or future yield or expected change in a Portfolio's share price.

                 INCOME RISK is the potential for a decline in a Portfolio's income due to falling market interest rates. In relative terms, income risk will be higher for the Fund's shorter-term Portfolios and lower for the Fund's longer-term Portfolios. The following table summarizes both the income and interest rate risks to which the four Portfolios are subject:


                                                   INTEREST       INCOME
              ADMIRAL PORTFOLIO                    RATE RISK       RISK
              ------------------------------------------------------------
              U.S. Treasury Money Market          Negligible     Very high
              Short-Term U.S. Treasury          Low to moderate    High
              Intermediate-Term U.S. Treasury  Moderate to high  Moderate
              Long-Term U.S. Treasury          High to very high    Low

                 CREDIT RISK is the possibility that an issuer of securities held by a Portfolio will fail to make timely payment of in-terest or principal. Because all four Portfolios invest pri-marily in securities backed by the full faith and credit of the U.S. Government, credit risk is expected to be negligi-ble.

                 Finally, the investment adviser manages the Fund's Portfolios according to the traditional methods of "active" investment management, which involve the buying and selling of securi-
                 ties based upon economic, financial and market analysis and investment judgement. MANAGER RISK refers to the possibility that a Portfolio's investment adviser may fail to execute the
                 Portfolio's investment strategy effectively. As a result, a
                 Portfolio may fail to achieve its stated objective.
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WHO SHOULD       The four Portfolios of the Fund are intended for investors
INVEST           who are seeking current income from their investments consis-
                 tent with the preservation of capital and liquidity. The
INVESTORS        Portfolios are also suitable for investors with common stock
SEEKING          holdings who are seeking a complementary money market or
CURRENT INCOME   fixed-income investment in order to create a more diversified and balanced investment mix. Because of the risks associated with bond investments, the Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term bond market move-ments. Investors who engage in excessive account activity generate additional costs which are borne by all of the Fund's shareholders. In order to minimize such costs, the Fund has adopted the following policies. The Fund reserves the right to reject any purchase request (including exchange purchases from other Vanguard portfolios) that is reasonably deemed to be disruptive to efficient portfolio management, either because of the timing of the investment or previous excessive trading by the investor. Additionally, the Fund has adopted exchange privilege limitations as described in the section "Exchange
                 Privilege Limitations." Finally, the Fund reserves the right to suspend the offering of its shares.

                 You should base your selection of a Portfolio (or Portfolios) of the Fund on your own objectives, risk preferences, and time horizon.

                 THE ADMIRAL U.S. TREASURY MONEY MARKET PORTFOLIO is designed for investors who are seeking current income and a stable share price. The yield of the Portfolio is expected to fluc-tuate from day to day and be lower on average than yields from the Fund's other Portfolios. The Portfolio is suitable as a short-term investment vehicle, emphasizing maximum pro-tection of principal.

                 THE ADMIRAL SHORT-TERM AND INTERMEDIATE-TERM U.S. TREASURY PORTFOLIOS are designed for investors who are willing to ac-cept moderate to high share price fluctuations in exchange for potentially higher and more durable yields. The choice between the two is principally one of current yield and expo-sure to interest rate risk. The Portfolios are intended for investors with medium-term time horizons (e.g., three to five years).

                 THE ADMIRAL LONG-TERM U.S. TREASURY PORTFOLIO is intended for investors who are seeking the highest, most durable streams of income and who can tolerate high to very high fluctuations in share price in pursuit of their income objectives. Invest-
                 ors in the Portfolio should have a long-term investment hori-
                 zon (e.g., more than five years).
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IMPLEMENTATION   The Portfolios of the Fund follow a number of additional in-
OF POLICIES      vestment practices in pursuit of their objectives.


THREE            The Admiral Short-Term, Intermediate-Term, and Long-Term U.S.
PORTFOLIOS MAY   Treasury Portfolios may invest in repurchase agreements to
INVEST IN        the extent described above in "Investment Policies." A repur-
REPURCHASE       chase agreement is a means of investing monies for a short
AGREEMENTS       period. In a repurchase agreement, a seller--a U.S. commer-
                 cial bank or recognized U.S. securities dealer--sells securities to a Portfolio and agrees to repurchase the secu-rities at the Portfolio's cost plus interest within a speci-fied period (normally one day). In these transactions, the securities purchased by the Portfolio will have a total value equal to or in excess of the value of the repurchase agree-ment, and will be held by the Portfolio's Custodian Bank un-til repurchased.

                 The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obli-gation to repurchase the underlying securities at a time when the value of these securities has declined, the Portfolio may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or re-organization under the bankruptcy code or other laws, a bank-ruptcy court may determine that the underlying securities are collateral not within the control of the Portfolio and there-fore subject to sale by the trustee in bankruptcy. Finally, it is possible that the Portfolio may not be able to substantiate its interest in the underlying securities. While the Fund's management acknowledges these risks, it is expected that they can be controlled through stringent security selection and careful monitoring.

DERIVATIVE       Derivatives are instruments whose values are linked to or de-
INVESTING        rived from an underlying security. The most common and con-
                 ventional types of derivative securities are futures and op-tions.

THREE            The Admiral Short-Term, Intermediate-Term, and Long-Term U.S.
PORTFOLIOS MAY   Treasury Portfolios may invest in futures contracts and op-
INVEST IN        tions to a limited extent. Specifically, these three Portfo-
FUTURES          lios may enter into futures contracts provided that not more
CONTRACTS AND    than 5% of each Portfolio's assets are required as a futures
OPTIONS          contract margin deposit; in addition, each of the three Port-
                 folios may enter into futures contracts and options transac-tions only to the extent that obligations under such con-tracts or transactions represent not more than 20% of a Port-folio's assets.

                 Futures contracts and options may be used for several common fund management strategies: to maintain cash reserves while simulating full investment, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a specific futures contract is priced more attractively than other futures contracts or the underlying security or index. The Portfolios intend to use futures contracts only for bona fide hedging purposes and will not use futures contracts or options for speculative purposes.

                 The Portfolios may use futures contracts for bona fide "hedg-ing" purposes. In executing a hedge, a manager sells, for ex-ample, stock index futures to protect against a decline in the stock market. As such, if the market drops, the value of the futures position will rise, thereby offsetting the de-cline in value of the Portfolios' stock holdings.

                 The Fund may also invest in other conventional derivatives designed to replicate the risk/return characteristics of a conventional fixed income note or bond. Such derivatives would be managed, in both structure and concentration, to ad-here to the Fund's investment policy restrictions as to mar-ket and credit risk.

FUTURES          The primary risks associated with the use of futures con-
CONTRACTS AND    tracts and options are: (i) imperfect correlation between the
OPTIONS POSE     change in market value of the bonds held by a Portfolio and
CERTAIN RISKS    the prices of futures contracts and options; and (ii) possi-
                 ble lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position prior to its maturity date. The risk of imperfect correlation will be minimized by investing only in those contracts whose price fluctuations are expected to resemble those of the Portfo-lio's underlying securities. The risk that a Portfolio will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.

THREE            The Admiral Short-Term, Intermediate-Term, and Long-Term U.S.
PORTFOLIOS MAY   Treasury Portfolios of the Fund may lend their investment se-
LEND THEIR       curities to qualified institutional investors for either
SECURITIES       short-term or long-term purposes of realizing additional
                 income. Loans of securities by a Portfolio will be collater-alized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The col-lateral will equal at least 100% of the current market value of the loaned securities, and such loans may not exceed 33
                 1/3% of the value of the Portfolio's total assets.

THREE            The Admiral Short-Term, Intermediate-Term, and Long-Term U.S.
PORTFOLIOS MAY   Treasury Portfolios may invest up to 15% of their net assets
INVEST IN        in restricted or illiquid securities for which price quota-
RESTRICTED OR    tions are not readily available. Restricted securities are
ILLIQUID         securities which are not freely marketable or which are sub-
SECURITIES       ject to restrictions upon sale under the Securities Act of
                 1933. Pursuant to Rule 144A under the Securities Act of 1933, as amended, if a substantial market among qualified institu-tional buyers develops for such securities held by any of these three Portfolios, the Fund intends to treat such secu-rities as liquid securities, in accordance with procedures approved by the Fund's Board of Directors.

THREE            The Admiral Short-Term, Intermediate-Term, and Long-Term U.S.
PORTFOLIOS MAY Treasury Portfolios may invest in collateralized mortgage ob-INVEST IN CMOS ligations (CMOs), bonds that are collateralized by whole loan mortgages or mortgage pass-through securities. Generally, the three Portfolios will purchase CMOs which are collateralized by mortgage securities issued or guaranteed by the U.S. Gov-ernment or its agencies. The bonds issued under a CMO struc-ture are divided into groups (or tranches) with varying matu-rities, and the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then principal to CMO invest-ors (such as the Fund's Portfolios).

                 Under a CMO structure, the repayment of principal among the different groups in prioritized in accordance with the terms of the particular CMO issuance. The "fastest-pay" group of bonds would initially receive all principal payments. When that group of bonds is retired, the next group or groups, in the sequence specified in the prospectus, receive all princi-pal payments until all of the groups are retired. Many CMO issues also include minimum reinvestment rate and minimum sinking-fund guarantees.

                 Aside from market risk, the primary risk involved in any mortgage security, such as a CMO, is exposure to prepayment risk. Prepayment risk is the possibility that, as interest rates fall, homeowners are more likely to refinance their home mortgages. When home mortgages are refinanced, the prin-cipal on CMO bonds held by the Portfolios are "prepaid" ear-lier than expected. The Portfolios must then reinvest the un-anticipated principal in new bond issuances, just at a time when interest rates on new mortgage investments are falling. To the extent a particular group of bonds is exposed to this risk, the bondholder is generally compensated in the form of enhanced yield.

                 Typically, the Portfolios will invest in CMOs that most ap-propriately reflect their average maturity characteristics and market risk profiles. Consequently, the Admiral Short-Term U.S. Treasury Portfolio invests only in CMOs with short-term average maturities that are believed to be highly pre-dictable. Similarly, the Admiral Intermediate- and Long-Term U.S. Treasury Portfolios will invest in those CMOs that carry market risks and expected maturities commensurate with inter-mediate- and long-term bonds.

                 The Portfolios invest in a relatively conservative class of collateralized mortgage obligations (CMOs) which feature a high degree of cash flow predictability and less vulnerabil-ity to mortgage prepayment risk. To reduce credit risk, Van-guard purchases these classes of collateralized mortgage ob-ligations issued only by agencies of the U.S. Government or privately-issued collateralized mortgage obligations that carry high-quality investment-grade ratings.

PORTFOLIO        Although they generally seek to invest for the long term, the
TURNOVER RATES   Admiral Short-Term, Intermediate-Term and Long-Term U.S.
WILL VARY        Treasury Portfolios retain the right to sell securities re-
                 gardless of how long they have been held. It is anticipated that the annual portfolio turnover rate for the Admiral In-
                 termediate-Term and Long-Term U.S. Treasury Portfolios will generally not exceed 200%. A 200% turnover rate would occur, for example, if all of the securities in a Portfolio were re-
                 placed two times within one year. For the Admiral Short-Term
                 U.S. Treasury Portfolio, the portfolio turnover rate will be higher due to the short-term maturities of the securities
                 purchased, but is not expected to exceed 300%. A higher Port-
                 folio turnover rate will cause a Portfolio to incur addi-
                 tional brokerage costs and may cause a Portfolio to realize a higher level of capital gains or losses.
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INVESTMENT       Each Portfolio of the Fund has adopted certain limitations
LIMITATIONS      designed to reduce its risk exposure. These limitations in-
                 clude the following:

THE FUND HAS     (a) A Portfolio will not, with respect to 75% of its assets
ADOPTED              (100% for the Admiral U.S. Treasury Money Market Portfo-
CERTAIN              lio), hold more than 10% of the outstanding voting secu-
FUNDAMENTAL          rities of the issuer, or invest more than 5% of the value
LIMITATIONS          of its assets in the securities of any single company,
                     excluding obligations of the United States Government and its agencies and instrumentalities.

                 (b) A Portfolio will not borrow money except for temporary or emergency purposes and not in excess of 15% of the value of the Portfolio's assets taken at the lower of their market value or cost.

                 (c) A Portfolio will not pledge, mortgage or hypothecate its assets to an extent greater than 15% of the value of its total assets.

                 These investment limitations are considered at the time in-vestment securities are purchased. The limitations described here and in the Statement of Additional Information may be changed only with the approval of a majority of the
                 Fund's shareholders.
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MANAGEMENT OF    The Fund is a member of The Vanguard Group of Investment Com-
THE FUND         panies, a family of more than 30 investment companies with more than 90 distinct investment portfolios and total assets
VANGUARD         in excess of $250 billion. Through their jointly-owned sub-
ADMINISTERS      sidiary, The Vanguard Group, Inc. ("Vanguard"), the Fund and
AND              the other funds in the Group obtain at cost virtually all of
DISTRIBUTES      their corporate management, administrative, shareholder ac-
THE FUND         counting and distribution services. Vanguard also provides investment advisory services on an at-cost basis to certain
                 Vanguard funds. As a result of Vanguard's unique corporate structure, the Vanguard funds have costs substantially lower than those of most competing mutual funds. In 1996, the aver-age expense ratio (annual costs including advisory fees di-vided by total net assets) for the Vanguard funds amounted to approximately .29% compared to an average of 1.22% for the mutual fund industry (data provided by Lipper Analytical
                 Services).

                 The Officers of the Fund manage its day-to-day operations and are responsible to the Fund's Board of Directors. The Direc-tors set broad policies for the Fund and choose its Officers. A list of the Directors and Officers of the Fund and a state-ment of their present positions and principal occupations during the past five years can be found in the Statement of Additional Information.

                 Vanguard employs a supporting staff of management and admin-istrative personnel needed to provide the requisite services to the funds and also furnishes the funds with necessary of-fice space, furnishings and equipment. Each fund pays its share of Vanguard's total expenses, which are allocated among the funds under methods approved by the Board of Directors (Trustees) of each fund. In addition, each fund bears its own direct expenses, such as legal, auditing and custodian fees.

                 Vanguard also provides distribution and marketing services to the Vanguard funds. The funds are made available to investors on a no-load basis (i.e., there are no sales commissions or 12b-1 fees). However, each fund bears its share of the
                 Group's distribution costs.
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INVESTMENT       The four Portfolios of the Fund receive all investment advi-
ADVISER          sory services on an at-cost basis from Vanguard's Fixed In-
                 come Group. The Group provides investment advisory services
VANGUARD         to more than 40 Vanguard money market and bond portfolios,
MANAGES THE      both taxable and tax-exempt. Total assets under management by
FUND'S           Vanguard's Fixed Income Group were approximately $79 billion
INVESTMENTS      as of December 31, 1996. The Fixed Income Group is supervised by the Officers of the Fund.

                 Ian A. MacKinnon, Senior Vice President of Vanguard, has been in charge of the Fixed Income Group since its inception in 1981. Mr. MacKinnon is responsible for setting the broad in-vestment strategies employed by the Fund, and for overseeing the portfolio managers who implement those strategies on a day-to-day basis. The portfolio managers are as follows:

                 . Robert F. Auwaerter, a Principal of Vanguard, serves as
                   portfolio manager of the Admiral Short-Term, Intermediate-Term and Long-Term U.S. Treasury

                  Portfolios. Associated with the Fixed Income Group since 1981, Mr. Auwaerter has managed these Portfolios since their inception.

                 . John Hollyer, a Principal of Vanguard, serves as portfolio manager of the Admiral Money Market Portfolio. Associated with the Fixed Income Group since 1989, Mr. Hollyer has managed the Portfolio since its inception. Prior to joining Vanguard, Mr. Hollyer traded U.S. Government bonds for an international investment bank.

                 The Fixed Income Group manages the investment and reinvest-ment of the assets of the Fund's Portfolios and continuously reviews, supervises and administers each Portfolio's invest-ment program, subject to the maturity and quality standards specified in this Prospectus and supplemental guidelines ap-proved by the Fund's Board of Directors. The Fixed Income Group's selection of investments for the Portfolios is based on: (a) continuing credit analysis of those instruments held in the Portfolios and those being considered for inclusion therein; (b) possible disparities in yield relationships be-tween different fixed-income securities; and (c) actual or anticipated movements in the general level of interest rates.

                 The Fixed Income Group is also responsible for the allocation of principal business and portfolio brokerage and the negoti-ation of commissions. The purchase and sale of investment se-curities by the Fund will ordinarily be principal transac-tions. Portfolio securities will normally be purchased di-rectly from the issuer or from an underwriter or market maker for the securities. There usually will be no brokerage com-missions paid by a Portfolio for securities purchased from an issuer. Purchases from underwriters of securities will in-clude a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include a dealer's mark-up.

                 In purchasing and selling securities for each of the Portfo-lios, it is the Fund's policy to seek to obtain quality exe-cution at the most favorable prices through issuers or re-sponsible broker-dealers. In selecting broker-dealers to exe-cute the securities transactions for the Portfolios, consid-eration will be given to such factors as: the price of the security; the rate of the commission; the size and difficulty of the order; the reliability, integrity, financial condi-tion, general execution and operational capabilities of com-peting broker-dealers; and the overall brokerage and research services provided to the Fund.

                 When the Portfolios purchase a newly issued security at a
                 fixed price, the Fixed Income Group may designate certain members of the underwriting syndicate to receive compensation associated with that transaction. Certain dealers have agreed to rebate a portion of such compensation directly to the Portfolios to offset their management expenses.
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DIVIDENDS,       Dividends consisting of virtually all of the ordinary income
CAPITAL GAINS    of each Portfolio are declared daily and are payable to
AND TAXES        shareholders of record at the close of the previous business day. Such dividends are paid on the first business day of
DIVIDENDS ARE    each month. Capital gains distributions, if any, will be made
PAID ON THE      annually.
FIRST BUSINESS
DAY OF EACH      The Fund's dividend and capital gains distributions may be
MONTH            reinvested in additional shares or received in cash. See
                 "Choosing a Distribution Option" for a description of these distribution methods.

                 In order to satisfy certain requirements of the Tax Reform Act of 1986, the Fund may declare year-end dividend and capi-tal gains distributions during December. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on Decem-ber 31 of the prior year.

DIVIDENDS WILL   Each Portfolio of the Fund intends to continue to qualify for
BE SUBJECT TO    taxation as a "regulated investment company" under the Inter-
FEDERAL INCOME   nal Revenue Code so that each Portfolio will not be subject
TAX              to federal income tax to the extent its income is distributed to shareholders. Dividends paid by each Portfolio from net investment income and net short-term capital gains, whether received in cash or reinvested in additional shares, will be taxable to shareholders as ordinary income. For corporate in-vestors, dividends paid by the Fund from net investment in-come will generally not qualify for the intercorporate divi-dends-received deduction.

                 Distributions paid by the Fund from net long-term capital gains, if any, whether received in cash or reinvested in ad-ditional shares, are taxable as long-term capital gains, re-gardless of the length of time you have owned shares in the Fund. Distributions paid by the Fund from net short-term cap-ital gains, if any, whether received in cash or reinvested in additional shares, are taxable as ordinary income. Capital gains distributions are made when the Fund realizes net capi-tal gains on sales of portfolio securities during the year. For the Fund, realized capital gains are not expected to be a significant or predictable part of investment return.

                 The Fund will notify you annually as to the tax status of dividend and capital gains distributions paid by the Fund.

A CAPITAL GAIN A sale of a Portfolio's shares is a taxable event and may re-OR LOSS MAY BE sult in a capital gain or loss. A capital gain or loss may be
REALIZED UPON    realized from an ordinary redemption of shares, a
EXCHANGE OR      checkwriting redemption, or an exchange of shares between two
REDEMPTION       mutual funds (or two portfolios of a mutual fund). Since the
                 Admiral U.S. Treasury Money Market Portfolio seeks to main-tain a constant $1.00 share price for both purchases and re-demptions, shareholders are not expected to realize a capital gain or loss upon sale.

                 Dividend distributions, capital gains distributions, and cap-ital gains or losses from redemptions and exchanges may be subject to state and local taxes. The portion of a Portfo-lio's income derived from "full faith and credit" U.S. Govern-ment obligations is exempt from state and local taxes in most states. The Fund will indicate each year the portion of a Portfolio's income, if any, that may qualify for this exemp-tion.

                 The Fund is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to share-holders who have not complied with IRS taxpayer identifica-tion regulations. You may avoid this withholding requirement by certifying on your Account Registration Form your proper Social Security or Employer Identification number and by cer-tifying that you are not subject to backup withholding.

                 The Fund has obtained a Certificate of Authority to do busi-ness as a foreign corporation in Pennsylvania, and does busi-ness and maintains an office in that state. In the opinion of counsel, the shares of the Fund will be exempt from Pennsyl-vania personal property taxes.

                 The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisers concerning the state tax consequences of an investment in the Fund.
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THE SHARE        Each Portfolio's share price or "net asset value' per share
PRICE OF EACH    is calculated by dividing the total assets of the Portfolio,
PORTFOLIO        less all liabilities, by the total number of shares outstand-
                 ing. The net asset value is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day that the Exchange is open for trading.

                 ADMIRAL U.S. TREASURY MONEY MARKET PORTFOLIO. It is the pol-icy of the Portfolio to attempt to maintain a net asset value of $1.00 per share for purposes of sales and redemptions. The instruments held by the Portfolio are valued on the basis of amortized cost, which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the im-pact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valua-tion, it may result in periods during which value, as deter-mined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument.

                 The use of amortized cost and the maintenance of the Portfo-lio's per share net asset value at $1.00 is based on its election to operate under the provisions of Rule 2a-7 under the Investment Company Act of 1940. As a condition of operat-ing under that rule, the Portfolio must maintain a dollar-weighted average portfolio maturity of 90 days or less, pur-chase only instruments having remaining maturities of 13 months or less, and invest only in securities that are deter-mined by the Directors to present minimal credit risks and that are of high quality as determined by any major rating service, or in the case of any instrument not so rated, con-sidered by the Directors to be of comparable quality. The Di-rectors have also agreed to establish procedures reasonably designed, taking into account current market conditions and
                 the Portfolio's investment objective, to sta     -
                 bilize the net asset value per share as computed for the pur-poses of sales and redemptions at $1.00.

                 ADMIRAL SHORT-TERM, INTERMEDIATE-TERM, AND LONG-TERM U.S. TREASURY PORTFOLIOS. Net asset value includes interest on fixed-income securities, which is accrued daily. Securities which are traded on a stock exchange and over-the-counter will be valued according to the broadest and most representa-tive market, and it is expected that for bonds and other fixed-income securities this ordinarily will be the over-the-counter market.

                 However, bonds and other fixed-income securities may be val-ued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service may be determined without regard to bid or last sale prices but take into account institutional size trading in similar groups of securities and any developments related to specific securities. Securities not priced in this manner are valued at the most recent quoted bid price. Short-term instruments (those with remaining maturities of 60 days or less) may be valued at cost, plus or minus any amortized discount or pre-mium, which approximates market. Other assets and securities for which no quotations are readily available will be valued in good faith at fair market value using methods determined by the Board of Directors.

                 Share prices for the Admiral Short-Term, Intermediate-Term, and Long-Term U.S. Treasury Portfolios can be found daily in the mutual fund listings of most major newspapers under the heading of The Vanguard Group.
--------------------------------------------------------------------------------
GENERAL          The Fund is a Maryland corporation. The Fund's Articles of
INFORMATION      Incorporation permit the Directors to issue 21,500,000,000 shares of common stock, with a $.001 par value. The Board of Directors has the power to designate one or more classes
                 ("Portfolios") of shares of common stock and to classify or reclassify any unissued shares with respect to such Portfo-lios. Currently the Fund is offering shares of four Portfo-lios.

                 The shares of each Portfolio are fully paid and non-assessa-ble; have no preference as to conversion, exchange, divi-dends, retirement or other features; and have no pre-emptive rights. The shares of each Portfolio have non-cumulative vot-ing rights, meaning that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so.

                 Annual meetings of shareholders will not be held except as required by the Investment Company Act of 1940 and other ap-plicable law. An annual meeting will be held on the removal of a Director or Directors of the Fund if requested in writ-ing by holders of not less than 10% of the outstanding shares of the Fund.

                 State Street Bank and Trust Company, Boston, MA, has been re-tained to act as custodian of the assets of the Admiral Short-Term, Intermediate-Term, and Long-Term U.S. Treasury Portfolios. CoreStates Bank, N.A., Philadelphia, PA has been retained as the custodian of the assets of the Admiral U.S. Treasury Money

                 Market Portfolio. CoreStates Bank, N.A., Philadelphia, PA also holds daily cash balances that are used by the Funds' Portfolios to invest in repurchase agreements or securities acquired in these transactions.

                 The Vanguard Group, Inc., Valley Forge, PA, serves as the Fund's Transfer and Dividend Disbursing Agent. Price
                 Waterhouse LLP serves as independent accountants for the Fund and will audit its financial statements annually. The Fund is not involved in any litigation.
--------------------------------------------------------------------------------

                               SHAREHOLDER GUIDE

OPENING AN       To open a new account, either by mail or by wire, simply com-
ACCOUNT AND      plete and return an Account Registration Form and any re-
PURCHASING       quired legal documentation. Please indicate the Portfolio you
SHARES           have chosen and the amount you wish to invest. Your purchase must be equal to or greater than the $50,000 minimum initial investment requirement in any Portfolio. (This minimum ini-tial requirement also applies to Individual Retirement Ac-counts and Uniform Gifts/Transfers to Minors Act accounts.)
                 If you need assistance with the Account Registration Form or have any questions about this Fund, please call our Investor
                 Information Department at 1-800-662-7447. NOTE: For other types of account registrations (e.g., corporations, associa-tions, other organizations, trusts, or powers of attorney), please call us to determine which additional forms you may need.

                 The Fund's shares are purchased at the next-determined net asset value after your investment has been received in the form of Federal Funds. See "When Your Account Will Be Credit-ed." The Fund is offered on a no-load basis (i.e., there are no sales commissions or 12b-1 fees).

PURCHASE         1) Because of the risks associated with bond investments, the
RESTRICTIONS        Fund is intended to be a long-term investment vehicle and
                    is not designed to provide investors with a means of spec-ulating on short-term bond market movements. Consequently, the Fund reserves the right to reject any specific pur-chase (and exchange purchase) request. The Fund also re-serves the right to suspend the offering of shares for a period of time.

                 2) Vanguard will not accept third-party checks to purchase shares of the Fund. Please be sure your purchase check is made payable to the Vanguard Group.

ADDITIONAL
INVESTMENTS      Subsequent investments may be made by mail ($100 minimum per
                 Portfolio), wire ($1,000 minimum per Portfolio), exchange
                 from another Vanguard Fund account ($100 minimum per Portfo-
                 lio), or Vanguard Fund Express.
                 --------------------------------------------------------------

                                                  ADDITIONAL INVESTMENTS TO
                        NEW ACCOUNT                   EXISTING ACCOUNTS

PURCHASING BY    Please include the            Additional investments
MAIL             amount of your initial        should include the In-
Complete and     investment and the            vest-by-Mail remit-
sign the         name of the Portfolios        tance form attached to
enclosed         you have selected on          your Fund confirmation
Account          the registration form,        statements. Please
Registration     make your check pay-          make your check pay-
Form             able to The Vanguard          able to The Vanguard
                 Group (Portfolio Num-         Group (Portfolio Num-
                 ber), see page 21 for         ber), see page 21 for
                 the appropriate number        the appropriate num-
                 and mail to:                  ber. Write your ac-
                                               count number on your
                                               check and, using the
                                               return envelope pro-
                                               vided, mail to the ad-
                                               dress indicated on the
                                               Invest-by-Mail Form.

                                               All written requests
                                               should be mailed to
                                               one of the addresses
                                               indicated for new ac-
                                               counts. Do not send
                                               registered or express
                                               mail to the post of-
                                               fice box address.

For express      VANGUARD FINANCIAL CENTER P.O. BOX 2600 VALLEY FORGE, PA
or registered    19482-2600
mail, send to:
                 VANGUARD FINANCIAL CENTER 455 DEVON PARK DRIVE WAYNE, PA
                 19087-1815

                 VANGUARD ADMIRAL FUNDS:
                 Admiral U.S. Treasury Money Market Portfolio--11
                 Admiral Short-Term U.S. Treasury Portfolio--12
                 Admiral Intermediate-Term U.S. Treasury Portfolio--19
                 Admiral Long-Term U.S. Treasury Portfolio--20
                 --------------------------------------------------------------
                           CORESTATES BANK, N.A.
PURCHASING BY              ABA 031000011
WIRE                       CORESTATES NO 0144 6936 (for Admiral U.S. Treasury
Money should                Money Market Portfolio)
be wired to:
                           CORESTATES NO 0101 9897 (for Admiral Short-Term,
BEFORE WIRING               Intermediate-Term, and Long-Term U.S. Treasury
Please contact              Portfolios)
Client Services            ATTN VANGUARD
(1-800-662-2739)           VANGUARD ADMIRAL FUNDS
                           NAME OF PORTFOLIO
                           ACCOUNT NUMBER
                           ACCOUNT REGISTRATION

                 To assure proper receipt, please be sure your bank includes the Portfolio name, the account number Vanguard has assigned to you and the eight-digit Corestates number. If you are opening a new account, please complete the Account Registra-tion Form and mail it to the "New Account" address after com-pleting your wire arrangement. NOTE: Federal Funds wire pur-chase orders will be accepted only when the Fund and Custo-dian Bank are open for business.
                 --------------------------------------------------------------

                 You may open an account or purchase additional shares by mak-
PURCHASING BY    ing an exchange from an existing Vanguard Fund account. The
EXCHANGE (from   new account will have the same registration as the existing
a Vanguard       account. Please note: the Fund reserves the right to refuse
account)         any exchange purchase request. If you need additional infor-
                 mation, please call our Client Services Department at 1-800-
                 662-2739.
                 --------------------------------------------------------------

PURCHASING BY    The Fund Express Special Purchase option lets you move money
FUND EXPRESS     from your bank account to your Vanguard account on an "as
                 needed" basis. Or if you choose the Automatic Investment op-tion, money will be moved automatically from your bank ac-count to your Vanguard account on the schedule (monthly, bi-monthly [every other month], quarterly, semiannually or annu-
                 ally) you select. To establish these Fund Express options, please provide the appropriate information on the Account
                 Registration Form. We will send you a confirmation of your Fund Express service; please wait two weeks before using the service.

Special Purchase and Automatic Investment
--------------------------------------------------------------------------------
CHOOSING A       You must select one of three distribution options:
DISTRIBUTION
OPTION           1. AUTOMATIC REINVESTMENT OPTION--Both dividends and capital gains distributions will be reinvested in additional Fund shares. This option will be selected for you automatically unless you specify another option.

                 2. CASH DIVIDEND OPTION--Your dividends will be paid in cash and your capital gains will be reinvested in additional Fund shares.

                 3. ALL CASH OPTION--Both dividend and capital gains distri-butions will be paid in cash.

                 In addition, an option to invest your cash dividends and/or capital gains distributions in another Vanguard Fund account is available. Please call our Client Services Department (1-
                 800-662-2739) for information. You may also elect Vanguard
                 Dividend Express which allows you to transfer your cash divi-
                 dends and/or capital gains distributions automatically to
                 your bank account. Please see "Other Vanguard Services" for more information.
--------------------------------------------------------------------------------
TAX CAUTION      Under Federal tax laws, the Fund is required to distribute net capital gains and dividend income to Fund shareholders.
INVESTORS        These distributions are made to all shareholders who own Fund
SHOULD ASK       shares as of the distribution's record date, regardless of
ABOUT THE        how long the shares have been owned. Purchasing shares just
TIMING OF        prior to the record date could have a significant impact on
CAPITAL GAINS    your tax liability for the year. For example, if you purchase
AND DIVIDEND     shares immediately prior to the record date of a sizable cap-
DISTRIBUTIONS    ital gain distribution, you will be assessed taxes on the
BEFORE           amount of the capital gain distribution later paid even
INVESTING        though you owned the Fund shares for just a short period of time. (Taxes are due on the distributions even if the divi-dend or gain is reinvested in additional Fund shares.) While the total value of your investment will be the same after the capital gain distribution--the amount of the capital gain distribution will offset the drop in the net asset value of the shares--you should be aware of the tax implications the timing of your purchase may have.

                 Prospective investors should, therefore, inquire about poten-
                 tial distributions before investing. The Fund's annual capi-
                 tal gains distribution normally occurs in December, while in-
                 come dividends are generally paid on the first business day of each month. In addition, the Fund may occasionally be re-
                 quired to make supplemental dividend or capital gains distri-
                 butions at some other time during the year. For additional information on distributions and taxes, see the section ti-
                 tled "Dividends, Capital Gains, and Taxes."
--------------------------------------------------------------------------------
IMPORTANT        The easiest way to establish optional Vanguard services on
INFORMATION      your account is to select the options you desire when you
                 complete your Account Registration Form. If you wish to add
ESTABLISHING     shareholder options later, you may need to provide Vanguard
OPTIONAL         with additional information and a signature guarantee. Please
SERVICES         call our Client Services Department (1-800-662-2739) for fur-
                 ther assistance.

SIGNATURE        For our mutual protection, we may require a signature guaran-
GUARANTEES       tee on certain written transaction requests. A signature
                 guarantee verifies the authenticity of your signature, and may be obtained from banks, brokers and any other guarantor that Vanguard deems acceptable. A SIGNATURE GUARANTEE CANNOT
                 BE PROVIDED BY A NOTARY PUBLIC.

CERTIFICATES     Share certificates will not be issued for the Fund.

BROKER-DEALER    If you purchase shares in Vanguard Funds through a registered
PURCHASES        broker-dealer or investment adviser, the broker-dealer or ad-
                 viser may charge a service fee.

CANCELLING       The Fund will not cancel any trade (e.g., a purchase, ex-
TRADES           change or redemption) believed to be authentic, received in writing or by telephone, once the trade request has been re-ceived.

ELECTRONIC       You may receive a prospectus for the Fund or any of the Van-
PROSPECTUS       guard Funds in an electronic format. Please call 1-800-231-
DELIVERY         7870 for additional information or see "Other Vanguard Serv-
                 ices--Computer Access." You may also receive a paper copy of the prospectus, by calling 1-800-662-7447.

--------------------------------------------------------------------------------
WHEN YOUR        The trade date is the date on which your account is credited.
ACCOUNT WILL     It is generally the day on which the Fund receives your in-
BE CREDITED      vestment in the form of Federal Funds (monies credited to the
                 Fund's Custodian Bank by a Federal Reserve Bank). Your trade date varies according to your method of payment for your shares.

                 Purchases of Fund shares by check (except the Money Market Portfolio) will receive a trade date the day the funds are received in Good Order by Vanguard. Thus, if your purchase by check is received by the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time), your trade date is the business day your check is received in Good Order. If your purchase is received after the close of the Exchange your trade date is the business day following re-ceipt of your check.

                 For purchases by check for the Money Market Portfolio, the Fund is ordinarily credited with Federal Funds within one business day. Thus, if your purchase by check is received by the regular close of the New York Stock Exchange (generally 4:00 p.m. Eastern time), your trade date is the business day following receipt of your check. If your purchase is received after the close of the Exchange, your trade date is the second business day following receipt of your check.

                 For purchases by Federal Funds wire or exchange from another Vanguard Fund, the Fund is credited immediately with Federal Funds. Thus, if your purchase by Federal Funds wire or ex-change is received by the close of the Exchange, your trade date is the day of receipt. If your purchase is received af-ter the close of the Exchange, your trade date is the busi-ness day following receipt of your wire or exchange.

                 Your shares are purchased at the next determined net asset value after your investment has been received in the form of Federal Funds. You will begin to earn dividends on the calen-dar day following the trade date. (For a Friday trade date, you will begin earning dividends on Saturday.) For a purchase by Federal Funds wire into Admiral U.S. Treasury Money Market Portfolio, you may qualify for a dividend on the date of pur-chase if you have notified the Fund of your intention to make the purchase by 10:45 a.m. (Eastern time) on the business day of the wire.

                 In order to prevent lengthy processing delays caused by the clearing of foreign checks, Vanguard will only accept a for-
                 eign check which has been drawn in U.S. dollars and has been issued by a foreign bank with a U.S. correspondent bank. The name of the U.S. correspondent bank must be printed on the face of the foreign check.
--------------------------------------------------------------------------------
SELLING YOUR     You may withdraw any portion of the funds in your account by
SHARES           redeeming shares at any time. You generally may initiate a request by writing or by telephoning. Your redemption pro-ceeds are normally mailed, credited or wired--depending upon the method of withdrawal you have previously chosen--within two business days after the receipt of the request in Good
                 Order.

SELLING BY       You may withdraw funds from your account by writing a check
WRITING A        payable in the amount of $250 or more. When a check is pre-
CHECK            sented for payment to the Fund's agent, CoreStates Bank, the
                 Fund will redeem sufficient shares in your account at the net asset value next determined to cover the amount of the check.
                 You cannot write a Vanguard check to redeem shares that you purchased by check within the previous ten days.

                 In order to establish the checkwriting option on your ac-count, all registered shareholders must sign a signature card. After your completed signature card is received by the Fund, an initial supply of checks will be mailed within 10 business days. There is no charge for checks or for their clearance. CORPORATIONS, TRUSTS AND OTHER ORGANIZATIONS SHOULD CALL OR WRITE VANGUARD'S CLIENT SERVICES DEPARTMENT (1-800-662-2739) BEFORE SUBMITTING SIGNATURE CARDS, AS ADDI-TIONAL DOCUMENTS MAY BE REQUIRED TO ESTABLISH THE CHECKWRITING SERVICE.

                 Before establishing the checkwriting option, you should be aware that:

                 1. Writing a check (a redemption of shares) is a taxable
                    event.
                 2. The Fund does not allow an account to be closed through the checkwriting option.
                 3. Vanguard cannot guarantee a stop payment on any check. If you wish to reverse a stop payment order, you must do so
                    in writing.
                 4. The Fund reserves the right to terminate or alter this
                    service at any time.
--------------------------------------------------------------------------------
SELLING BY       Requests should be mailed to VANGUARD FINANCIAL CENTER, VAN-
MAIL             GUARD ADMIRAL FUNDS, P.O. BOX 1120, VALLEY FORGE, PA 19482.
                 (For express or registered mail, send your request to Van-guard Financial Center, Vanguard Admiral Funds, 455 Devon
                 Park Drive, Wayne, PA 19087.)

                 The redemption price of shares will be the Portfolio's net asset value next determined after Vanguard has received all required documents in Good Order.
                 --------------------------------------------------------------
DEFINITION       GOOD ORDER means that the request includes the following:
OFGOOD ORDER

                 1. The account number and portfolio name.
                 2. The amount of the transaction (specified in dollars or
                    shares).
                 3. The signatures of all owners EXACTLY as they are regis-
                    tered on the account.
                 4. Any required signature guarantees.
                 5. Other supporting legal documentation that might be re-
                    quired in the case of estates, corporations, trusts, and certain other accounts.

                 IF YOU HAVE QUESTIONS ABOUT THIS DEFINITION AS IT PERTAINS TO YOUR REQUEST, PLEASE CALL OUR CLIENT SERVICES DEPARTMENT AT 1-800-662-2739.
                 --------------------------------------------------------------

SELLING BY       To sell shares by telephone you or your pre-authorized repre-
TELEPHONE        sentative may call our Client Services Department at 1-800-
                 662-2739. For telephone redemptions, you may have the pro-ceeds sent to you by mail or by wire. In addition to the de-tails below, please see "Important Information About Tele-phone Transactions."

                 BY MAIL: Telephone mail redemption is automatically estab-lished on your account unless you indicate otherwise on your Account Registration Form. You may redeem any amount by call-ing Vanguard. The proceeds will be paid to the registered shareholders and mailed to the address of record. PLEASE
                 NOTE: As a protection against fraud, your telephone mail re-demption privilege will be suspended for 15 calendar days following any expedited address change to your account. An expedited address change is one that is made by telephone, or in writing, without the signatures of all account owners.

                 BY WIRE: Telephone wire redemption must be specifically elected for your account. The best time to elect telephone wire redemption is at the time you complete your Account Reg-istration Form. If you do not presently have telephone wire redemption and wish to establish it, please contact our Cli-ent Services Department.

                 With the wire redemption option, you may withdraw a minimum of $1,000 and have the amount wired directly to your bank ac-count. Wire redemptions less than $5,000 are subject to a $5 charge deducted by Vanguard. There is no Vanguard charge for wire redemptions of $5,000 or more. However, your bank may assess a separate fee for incoming wires.

                 A request to change the bank associated with your wire re-demption option must be received in writing, signed by each registered shareholder, and accompanied by a voided check or preprinted deposit slip. A signature guarantee is required if your bank registration is not identical to your Vanguard Fund account registration.
                 --------------------------------------------------------------

SELLING BY       If you select the Fund Express Automatic Withdrawal option,
FUND EXPRESS     money will be automatically moved from your Vanguard Fund ac-
                 count to your bank account according to the schedule you have
Automatic        selected. The Special Redemption option lets you move money
Withdrawal &     from your Vanguard account to your bank account on an "as
Special          needed" basis. To establish these Fund Express options,
Redemption       please provide the appropriate information on the Account
                 Registration Form. We will send you a confirmation of your
                 Fund Express service; please wait two weeks before using the service.
                 --------------------------------------------------------------
SELLING BY       You may sell shares of a Portfolio by making an exchange into
EXCHANGE         another Vanguard Fund account. Please see "Exchanging Your
                 Shares" for details.
                 --------------------------------------------------------------
IMPORTANT        Shares purchased by check or Fund Express may be redeemed at
REDEMPTION       any time. However, your redemption proceeds will not be paid
INFORMATION      until payment for the purchase is collected, which may take up to ten calendar days.
                 --------------------------------------------------------------
DELIVERY OF      Redemption requests received by telephone prior to the close
REDEMPTION       of the New York Stock Exchange (generally 4:00 p.m. Eastern
PROCESS          time) are processed on the day of receipt and the redemption proceeds are normally sent on the following business day.

                 Redemption requests received by telephone after the close of the Exchange are processed on the business day following re-ceipt and the proceeds are normally sent on the second busi-ness day following receipt. Redemption proceeds must be sent to you within seven days of receipt of your request in Good Order, except as described above in "Important Redemption In-formation."

                 If you experience difficulty in making a telephone redemption during periods of drastic economic or market changes, your redemption request may be made by regular or express mail. It will be implemented at the net asset value next determined after your request has been received by Vanguard in Good Or-der. The Fund reserves the right to revise or terminate the telephone redemption privilege at any time.

                 The Fund may suspend the redemption right or postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the United States Securities and Exchange Commission. If the

                 Board of Directors determines that it would be detrimental to the best interest of the Fund's remaining shareholders to
                 make payment in cash, the Fund may pay redemption proceeds in amounts in excess of $250,000 in whole or in part by a dis-
                 tribution in kind of readily marketable securities.
                 --------------------------------------------------------------
                 If you make a redemption from a qualifying account, Vanguard
VANGUARD'S       will send you an Average Cost Statement which provides you
AVERAGE COST     with the tax basis of the shares you redeemed. Please see
STATEMENT        "Statements and Reports" for additional information.
                 --------------------------------------------------------------
                 Due to the relatively high cost of maintaining smaller ac-
MINIMUM          counts, the Fund reserves the right to liquidate any non-re-
ACCOUNT          tirement account that is below the minimum initial investment
BALANCE          amount of $50,000. In addition, if at any time the total in-
REQUIREMENT      vestment does not have a value of at least $50,000, you may be notified that the value of your account is below the Fund's minimum account balance requirement. You would then be allowed 60 days to make an additional investment before the account is liquidated. Proceeds would be promptly paid to the shareholder.

                 Vanguard will not liquidate your account if it has fallen be-
                 low $50,000 solely as a result of declining bond market
                 prices (i.e., a decline in a Portfolio's net asset value).
--------------------------------------------------------------------------------
                 Should your investment goals change, you may exchange your
EXCHANGING       shares of Vanguard Admiral Funds for those of other available
YOUR SHARES      Vanguard Funds.

EXCHANGING BY
TELEPHONE        When exchanging shares by telephone, please have ready the
                 Portfolio name, account number, Social Security number or em-ployer identification number listed on the account, and exact name and address in which the account is registered. Only the registered shareholder may complete such an exchange. Re-quests for telephone exchanges received prior to close of trading on the New York Stock Exchange (generally 4:00 p.m.
                 Eastern time) are processed at the close of business that same day.

Call Client Services at 1-800-662-2739

                 Requests received after close of the Exchange are processed the next business day. TELEPHONE EXCHANGES ARE NOT ACCEPTED
                 INTO OR FROM NON-RETIREMENT INVESTMENTS IN VANGUARD BALANCED
                 INDEX FUND, VANGUARD INDEX TRUST, VANGUARD REIT INDEX PORTFO-
                 LIO, VANGUARD TOTAL INTERNATIONAL PORTFOLIO, VANGUARD GROWTH
                 AND INCOME PORTFOLIO, (formerly known as Vanguard Quantita-
                 tive Portfolios) AND VANGUARD INTERNATIONAL EQUITY INDEX
                 FUND. If you experience difficulty in making a telephone ex-
                 change, your exchange request may be made by regular or ex-
                 press mail, and it will be implemented at the closing net as-
                 set value on the date received by Vanguard provided the re-
                 quest is received in Good Order.
                 --------------------------------------------------------------
EXCHANGING BY    Please be sure to include on your exchange request the name
MAIL             and account number of your current Fund, the name of the Fund you wish to exchange into, the amount you wish to exchange, and the signatures of all registered account holders. Send your request to VANGUARD FINANCIAL CENTER, VANGUARD ADMIRAL

                 FUNDS, P.O. BOX 1120, VALLEY FORGE, PA 19482. (For express or registered mail, send your request to Vanguard Financial Cen-
                 ter, Vanguard Admiral Funds, 455 Devon Park Drive, Wayne, PA
                 19087.)
                 --------------------------------------------------------------
IMPORTANT        Before you make an exchange, you should consider the follow-
EXCHANGE         ing:
INFORMATION
                 . Please read the Fund's prospectus before making an ex-
                   change. For a copy and for answers to any questions you may have, call our Investor Information Department (1-800-662-
                   7447).

                 . An exchange is treated as a redemption and a purchase.
                   Therefore, you could realize a taxable gain or loss on the transaction.

                 . Exchanges are accepted only if the registrations and tax-
                   payer identification numbers of the two accounts are identical.

                 . New accounts are not currently accepted in Vanguard/Windsor
                   Fund.

                 . The redemption price of shares redeemed by exchange is the net asset value next determined after Vanguard has received all required documents in Good Order.

                 . When opening a new account by exchange, you must meet the minimum investment requirement of the new Fund.

                 Every effort will be made to maintain the exchange privilege. However, the Fund reserves the right to revise or terminate its provisions, limit the amount of or reject any exchange, as deemed necessary, at any time.

                 The exchange privilege is only available in states in which the shares of the Fund are registered for sale. The Fund's shares are currently registered for sale in all 50 states and the Fund intends to maintain such registration.
--------------------------------------------------------------------------------
                 The Fund's exchange privilege is not intended to afford
EXCHANGE         shareholders a way to speculate on short-term movements in
PRIVILEGE        the market. Accordingly, in order to prevent excessive use of
LIMITATIONS      the exchange privilege that may potentially disrupt the man-
                 agement of the Fund and increase transaction costs, the Fund has established a policy of limiting excessive exchange ac-tivity.

                 For the Admiral Short-Term, Intermediate-Term and Long-Term U.S. Treasury Portfolios, exchange activity will not be deemed excessive if limited to TWO SUBSTANTIVE EXCHANGE RE-DEMPTIONS (AT LEAST 30 DAYS APART) from a Portfolio during any twelve-month period. These limitations do not apply to exchanges from Vanguard's money market portfolios, including the Admiral U.S. Treasury Money Market Portfolio. Notwith-standing these limitations, the Fund reserves the right to reject any purchase request (including exchange purchases from other Vanguard portfolios) that is reasonably deemed to be disruptive to efficient portfolio management.
--------------------------------------------------------------------------------

EXCHANGING ON-   You may use your personal computer to exchange shares of most
LINE             Vanguard funds by accessing Vanguard's website
                 (http://www.vanguard.com). To establish this service on your account, you must first register through our website. We will then send to you, by mail, an account access password that will enable you to make on-line exchanges.

                 The Vanguard funds that you cannot purchase or sell through on-line exchange are VANGUARD INDEX TRUST, VANGUARD BALANCED
                 INDEX FUND, VANGUARD INTERNATIONAL EQUITY INDEX FUND, VAN-
                 GUARD REIT INDEX PORTFOLIO, VANGUARD TOTAL INTERNATIONAL
                 PORTFOLIO, AND VANGUARD GROWTH AND INCOME PORTFOLIO (formerly known as Vanguard Quantitative Portfolios). The funds do per-
                 mit on-line exchanges within IRAs and other retirement ac-
                 counts.
--------------------------------------------------------------------------------
                 The ability to initiate redemptions (except wire redemptions)
IMPORTANT        and exchanges by telephone is automatically established on
INFORMATION      your account unless you request in writing that telephone
ABOUT            transactions on your account not be permitted.
TELEPHONE
TRANSACTIONS

                 To protect your account from losses resulting from unautho-rized or fraudulent telephone instructions, Vanguard adheres to the following security procedures:

                 1.SECURITY CHECK. To request a transaction by telephone, the caller must know (i) the name of the Portfolio; (ii) the 10-digit account number; (iii) the exact name and address used in the registration; and (iv) the Social Security or employer identification number listed on the account.

                 2.PAYMENT POLICY. The proceeds of any telephone redemption by mail will be made payable to the registered shareowner and mailed to the address of record, only. In the case of a tele-phone redemption by wire, the wire transfer will be made only in accordance with the shareowner's prior written instruc-tions.

                 Neither the Fund nor Vanguard will be responsible for the au-
                 thenticity of transaction instructions received by telephone, provided that these or other reasonable security procedures have been followed. Vanguard believes that the security pro-
                 cedures described above are reasonable, and that if such pro-
                 cedures are followed, you will bear the risk of any losses resulting from unauthorized or fraudulent telephone transac-
                 tions on your account.
--------------------------------------------------------------------------------
                 You may transfer the registration of any of your Fund shares
TRANSFERRING     to another person by writing: Vanguard Financial Center, P.O.
REGISTRATION     Box 1110, Valley Forge, PA 19482, Attention: Transfer Depart-
                 ment. The request must be in Good Order. Before mailing your request, please call our Client Services Department (1-800-
                 662-2739) for full instructions.
--------------------------------------------------------------------------------
STATEMENTS AND   Vanguard will send you a confirmation statement each time you
REPORTS          initiate a transaction in your account (except for
                 checkwriting redemptions from Vanguard money market ac-counts). You will also receive a comprehensive account state-ment at the end of each calendar quarter. The fourth-quarter statement will be a year-end statement, listing all transac-tion activity for the entire calendar year.

                 Vanguard's Average Cost Statement provides you with the aver-age cost of shares redeemed from your account during the cal-endar year, using the average cost single category method. This service is available for most taxable accounts opened since January 1, 1986. In general, investors who redeemed shares from a qualifying Vanguard account may expect to re-ceive their Average Cost Statement along with their Portfolio Summary Statement. Please call our Client Services Department (1-800-662-2739) for information.

                 Financial reports on the Fund will be mailed to you
                 semiannually, according to the Fund's fiscal year-end.
--------------------------------------------------------------------------------
OTHER VANGUARD   For more information about any of these services, please call
SERVICES         our Investor Information Department at 1-800-662-7447.

VANGUARD         With Vanguard's Direct Deposit Service, most U.S. Government
DIRECT DEPOSIT   checks (including Social Security and military pension
SERVICE          checks) and private payroll checks may be automatically de-
                 posited into your Vanguard Fund account. Separate brochures and forms are available for direct deposit of U.S. Government and private payroll checks.

VANGUARD         Vanguard's Automatic Exchange Service allows you to move
AUTOMATIC        money automatically among your Vanguard Fund accounts. For
EXCHANGE         instance, the service can be used to "dollar cost average"
SERVICE          from a money market portfolio into a stock or bond fund or to contribute to an IRA or other retirement plan. Please contact our Client Services Department at 1-800-662-2739 for addi-tional information.

VANGUARD FUND    Vanguard's Fund Express allows you to transfer money between
EXPRESS          your Fund account and your account at a bank, savings and
                 loan association, or a credit union that is a member of the Automated Clearing House (ACH) system. You may elect this service on the Account Registration Form or call our Investor
                 Information Department (1-800-662-7447) for a Fund Express application.

                 Special rules govern how your Fund Express purchases or re-demptions are credited to your account. In addition, some services of Fund Express cannot be used with specific Van-guard Funds. For more information, please refer to the Van-guard Fund Express brochure.

VANGUARD         Vanguard's Dividend Express allows you to transfer your divi-
DIVIDEND         dends and/or capital gains distributions automatically from
EXPRESS          your Fund account, one business day after the Fund's payable date, to your account at a bank, savings and loan associa-tion, or a credit union that is a member of the Automated
                 Clearing House (ACH) system. You may elect this service on the Account Registration Form or call our Investor Informa-tion Department (1-800-662-7447) for a Vanguard Dividend Ex-press application.

VANGUARD               Vanguard's Tele-Account is a convenient, automated
TELE-ACCOUNT           servic that provides share price, price change and yield
                       quotations on Vanguard Funds through any TouchTone (TM) telephone. This service also lets you obtain information about your account balance, your last transaction, and your most recent dividend or capital gains payment, as well as request telephone ex-changes and check redemptions. To contact Vanguard's Tele-Ac-count service, dial 1-800-ON-BOARD (1-800-662-6273). A bro-chure offering detailed operating instructions is available from our Investor Information Department (1-800-662-
                       7447).


COMPUTER ACCESS


VANGUARD ON THE        Vanguard sponsors an eduction-oriented website offering
WORLD WIDE WEB         news and information about Vanguard Funds and services,
                       as well as interactive, easy-to-use investment planning tools.

http://www.vanguard.com

--------------------------------------------------------------------------------

[LOGO OF VANGUARD
ADMIRAL FUNDS
APPEARS HERE]
---------------

THE VANGUARD GROUP

Vanguard Financial Center
P.O. Box 2600
Valley Forge, PA 19482

INVESTOR INFORMATION
 DEPARTMENT:
1-800-662-7447 (SHIP)

CLIENT SERVICES
 DEPARTMENT:
1-800-662-2739 (CREW)

TELE-ACCOUNT FOR
 24-HOUR ACCESS:
1-800-662-6273 (ON BOARD)

TELECOMMUNICATION SERVICE
 FOR THE HEARING-IMPAIRED:
1-800-662-2738

TRANSFER AGENT:
The Vanguard Group Inc.
Vanguard Financial Center
Valley Forge, PA 19482


                [LOGO OF VANGUARD ADMIRAL FUNDS APPEARS HERE]

                              P R O S P E C T U S

                               MAY 23, 1997





                                      LOGO
P012

                                    PART B

                         VANGUARD ADMIRAL FUNDS, INC.

                      STATEMENT OF ADDITIONAL INFORMATION

                               MAY 23, 1997

  This Statement is not a prospectus but should be read in conjunction with the Fund's current Prospectus (dated May 23, 1997). To obtain this Prospectus, please call the Investor Information Department:

                                1-800-662-7447

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Investment Objective and Policies.......................................... B- 1
Purchase of Shares......................................................... B- 5
Redemption of Shares....................................................... B- 6
Shareholder Services....................................................... B- 6
Investment Limitations..................................................... B- 7
Management of the Fund..................................................... B- 9
Portfolio Transactions..................................................... B-12
Calculation of Yield (Admiral U.S. Treasury Money Market Portfolio)........ B-13
Yield and Total Return..................................................... B-13
Performance Measures....................................................... B-14
Other Definitions.......................................................... B-16
Financial Statements....................................................... B-17
Appendix--Description of Securities and Ratings............................ B-18

                       INVESTMENT OBJECTIVE AND POLICIES

  The following policies supplement the investment objective and policies set forth in the Fund's Prospectus:

  REPURCHASE AGREEMENTS. The Admiral Short-Term, Intermediate-Term, and Long-Term U.S. Treasury Portfolios may invest in repurchase agreements with commer-cial banks, brokers or dealers either for defensive purposes due to market conditions or to generate income from its excess cash balances. A repurchase agreement is an agreement under which the Portfolio acquires a money market instrument (generally a security issued by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Portfolio and is unrelated to the interest rate on the underlying in-strument. In these transactions, the securities acquired by the Portfolio (in-cluding accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by a custodian bank until repurchased. In addition, the Fund's Board of Directors will monitor a Portfo-lio's repurchase agreement transactions generally and will establish guide-lines and standards for review by the investment adviser of the creditworthi-ness of any bank, broker or dealer party to a repurchase agreement with the Portfolio. No more than an aggregate of 15% of the Admiral Short-Term, Inter-mediate-Term, and Long-Term U.S. Treasury Portfolios' net assets, at the time of investment, will be invested in repurchase agreements having maturities longer than seven days and securities subject to legal or contractual restric-tions on resale for which there are no readily available market quotations. From time to time, the Fund's Board of Directors may determine that certain restricted securities known as Rule 144A securities are liquid and not subject to the 15% limitation described above.

  The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the un-derlying security at a time when the value of the security has declined, the Portfolio may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorga-nization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Portfolio not within the control of the Portfolio and therefore the realization by the Portfolio on such collateral may be automatically stayed. Finally, it is possible that the Portfolio may not be able to substantiate its interest in the underlying secu-rity and may be deemed an unsecured creditor of the other party to the agree-ment. While each Portfolio's management acknowledges these risks, it is ex-pected that they can be controlled through careful monitoring procedures.

  LENDING OF SECURITIES. The Admiral Short-Term, Intermediate-Term, and Long-Term U.S. Treasury Portfolios may lend their investment securities to quali-fied brokers, dealers, banks or other financial institutions, so long as the terms and the structure of such loans are not inconsistent with the Investment Company Act of 1940, as amended, or the Rules and Regulations or interpreta-tions of the Securities and Exchange Commission thereunder, which currently require that (a) the borrower pledge and maintain with the Portfolio collat-eral consisting of cash, and irrevocable letter of credit or securities issued or guaranteed by the United States Government having a value at all times not less than 100 percent of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Portfolio at any time and (d) the Portfolio receive reasonable interest on the loan (which may include the Portfolio's in-vesting any cash collateral in interest bearing short-term investments), and distributions on the loaned securities and any increase in their market value. Each Portfolio will not lend securities if, as a result, the aggregate of such loans exceeds 33 1/3% of the value of the Portfolio's total assets. Loan ar-rangements made by the Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days.

  RESTRICTED AND ILLIQUID SECURITIES. Each Portfolio except Admiral U.S. Trea-sury Money Market Portfolio may invest in restricted securities (privately placed debt securities) and other securities which are not readily marketable, but will not acquire such securities if as a result they, together with the aggregate of other securities for which no quotations are readily available, would comprise more than 15% of the value of the Portfolio's net assets.

  Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933. Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than pre-vailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith by the Board of Directors. If through the appreciation of restricted securities or the depreciation of unrestricted se-curities, a Portfolio should be in a position where more than 15% of the value of its net assets are invested in illiquid assets, including restricted secu-rities, the Portfolio will take appropriate steps to protect liquidity.

  Restricted securities are securities which are not freely marketable or which are subject to restrictions upon sale under the Securities Act of 1933. Pursuant to Rule 144A under the Securities Act of 1933, as amended, if a substantial market among qualified institutional buyers develops for such securities held by any of these three Portfolios, the Fund intends to treat such securities as liquid securities, in accordance with procedures approved by the Fund's Board of Directors.

  FUTURES CONTRACTS AND OPTIONS. Each Portfolio except Admiral U.S. Treasury Money Market Portfolio may enter into futures contracts, options, and options on futures contracts for several reasons: to simulate full investment in the underlying securities while retaining a cash balance for Fund management pur-poses, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than other futures contracts or the underlying security or index. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument or index are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Ex-change Act by the Commodity Futures Trading Commission ("CFTC"), a U.S. Gov-ernment Agency. Assets committed to futures contracts will be segregated at the Fund's custodian bank to the extent required by law.

  Although futures contracts by their terms call for actual delivery or ac-ceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Clos-ing out an open futures position is done by taking an opposite position ("buy-ing" a contract which has previously been "sold," or "selling" a contract pre-viously purchased) in an identical contract to terminate the position. Broker-age commissions are incurred when a futures contract is bought or sold.

  Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure comple-tion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Bro-kers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin de-posits which may range upward from less than 5% of the value of the contract being traded.

  After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the con-tract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Portfolios expect to earn interest income on its margin deposits.

  Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavor-able changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the prices of underlying securities. The Portfolios intend to use futures con-tracts only for bona fide hedging purposes.

  Regulations of the CFTC applicable to the Fund require that all of its futures transactions constitute bona fide hedging transactions. A Portfolio will only sell futures contracts to protect securities or other futures contracts it owns against price declines or purchase con-tracts to protect against an increase in the price of securities or other futures contracts it intends to purchase.

  Although techniques other than the sale and purchase of futures contracts could be used to control the Portfolio's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this expo-sure. While a Portfolio will incur commission expenses in both opening and closing out futures positions, these costs are lower than transactional costs incurred in the purchase and sale of the underlying securities.

  RESTRICTIONS ON THE USE OF FUTURES CONTRACTS. The Admiral Short-Term, Inter-mediate-Term, and Long-Term U.S. Treasury Portfolios will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of each Portfolio's total assets. In addition these three Admiral Port-folios will not enter into futures contracts to the extent that its outstand-ing obligations to purchase securities under these contracts would exceed 20% of the Portfolio's total assets.

  RISK FACTORS IN FUTURES TRANSACTIONS. Positions in futures contracts may be closed out only on an Exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Portfolio would continue to be required to make daily cash pay-ments to maintain its required margin. In such situations, if the Portfolio has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In ad-dition, the Portfolio may be required to make delivery of the instruments un-derlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effec-tively hedge it.

  A Portfolio will minimize the risk that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

  The risk of loss in trading futures contracts in some strategies can be sub-stantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and sub-stantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the futures strategies of the Portfolio are engaged in only for hedging purposes, the Ad-viser does not believe that the Portfolio is subject to the risks of loss fre-quently associated with futures transactions. The Portfolio would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

  Utilization of futures transactions by the Portfolio does involve the risk of imperfect or no correlation where the securities underlying futures con-tracts have different maturities than the portfolio securities being hedged. It is also possible that the Portfolio could both lose money on futures con-tracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with whom the Portfolio has an open position in a futures contract or related option. Additionally, investments in futures and options involve the risk that the investment adviser will incorrectly pre-dict stock market and interest rate trends.

  Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfa-vorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

  FEDERAL TAX TREATMENT OF FUTURES CONTRACTS. Each Portfolio is required for Federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts held as of the end of the year as well as those actually realized during the year. In most cases, any gain or loss recognized with respect to a futures contract is con-sidered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Further-more, sales of futures contracts which are intended to hedge against a change in the value of securities held by the Portfolio may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition. A Portfolio may be required to defer the recogni-tion of losses on futures contracts to the extent of any unrecognized gains on related positions held by the Portfolio.

  In order for a Portfolio to continue to qualify for Federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of se-curities or of foreign currencies or other income derived with respect to the Portfolio's business of investing in securities or currencies. In addition, gains realized on the sale or other disposition of securities held for less than three months must be limited to less than 30% of the Portfolio's annual gross income. It is anticipated that any net gain realized from the closing out of futures contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement. In or-der to avoid realizing excessive gains on securities held less than three months, the Portfolio may be required to defer the closing out of futures con-tracts beyond the time when it would otherwise be advantageous to do so. It is anticipated that unrealized gains on futures contracts, which have been open for less than three months as of the end of the Portfolio's fiscal year and which are recognized for tax purposes, will not be considered gains on sales of securities held less than three months for the purpose of the 30% test.

  A Portfolio will distribute to shareholders annually any net capital gains which have been recognized for Federal income tax purposes (including unrealized gains at the end of the Portfolio's fiscal year) on futures trans-actions. Such distributions will be combined with distributions of capital gains realized on the Portfolio's other investments and shareholders will be advised on the nature of the transactions.

                              PURCHASE OF SHARES

  Each Portfolio reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum investment for or any other restrictions on ini-tial and subsequent investments for certain fiduciary accounts such as em-ployee benefit plans or under circumstances where certain economies can be achieved in sales of the Portfolio's shares.

                             REDEMPTION OF SHARES

  Each Portfolio may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange is closed, or trading on the Exchange is restricted as determined by the Securities and Ex-change Commission (the "Commission"), (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for a Portfolio to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the Commission may permit.

  The Fund has made an election with the Commission to pay in cash all redemp-tions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period. Such commitment is irrevocable without the prior approval of the Commission. Redemptions in excess of the above limits may be paid in whole or in part, in readily marketable investment securities or in cash, as the Directors may deem advisable; however, payment will be made wholly in cash unless the Directors believe that economic or market conditions exist which would make such a practice detrimental to the best interests of the Fund. If redemptions are paid in investment securities, such securities will be valued as set forth in the Prospectus under "The Share Price of Each Portfolio" and a redeeming shareholder would normally incur brokerage expenses if he converted these securities to cash.

  No charge is made by a Portfolio for redemptions. Any redemption may be more or less than the shareholder's cost depending on the market value of the secu-rities held by the Portfolio.

  SIGNATURE GUARANTEES. To protect your account, the Fund and Vanguard from fraud, signature guarantees are required for certain redemptions. Signature guarantees enable the Fund to verify the identity of the person who has autho-rized a redemption from your account. SIGNATURE GUARANTEES ARE REQUIRED IN CONNECTION WITH: (1) ALL REDEMPTIONS, REGARDLESS OF THE AMOUNT INVOLVED, WHEN THE PROCEEDS ARE TO BE PAID TO SOMEONE OTHER THAN THE REGISTERED OWNER(S), AND/OR TO AN ADDRESS OTHER THAN THE ADDRESS OF RECORD; AND (2) SHARE TRANSFER REQUESTS. These requirements are not applicable to redemptions in Vanguard's prototype retirement plans, except in connection with: (1) distributions made when the proceeds are to be paid to someone other than the plan participant;
(2) certain authorizations to effect exchanges by telephone; and (3) when pro-ceeds are to be wired. These requirements may be waived by the Fund in certain instances.

  A guarantor must be a bank, broker, or any other guarantor that Vanguard deems acceptable. NOTARIES PUBLIC ARE NOT ACCEPTABLE GUARANTORS.

  The signature guarantees must appear either: (1) on the written request for redemption; (2) on a separate instrument for assignment ("stock power") which should specify the total number of shares to be redeemed; or (3) on all stock certificates tendered for redemption and, if shares held by the Fund are also being redeemed, on the letter or stock power.

                             SHAREHOLDER SERVICES

  EXCHANGE PRIVILEGE. Each Portfolio's shares may be exchanged without cost for shares of any other Portfolio, or for the shares of any open-end Fund cur-rently offering its shares to new investors in The Vanguard Group ("Van-guard"). A shareholder of any other open-end Fund in Vanguard may likewise ex-change his shares for shares of any of the Fund's Portfolios. Exchange re-quests may be made either by mail, telephone or telegraph.

  Telephone and telegraph exchanges (referred to as "expedited exchanges") will be accepted only if the account of the shareholder and the registration of the two accounts is identical. Requests for expedited exchanges received prior to the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) will be processed at the next determined net asset value after such re-quest is received. Requests received after the close of the New York Stock Ex-change (generally 4:00 p.m. Eastern time) will be processed on the next busi-ness day. NO EXPEDITED EXCHANGES WILL BE ACCEPTED INTO, OR FROM, VANGUARD IN-DEX TRUST FUND, VANGUARD REIT INDEX PORTFOLIO, VANGUARD TOTAL INTERNATIONAL PORTFOLIO, VANGUARD BALANCED INDEX FUND, VANGUARD INTERNATIONAL EQUITY INDEX FUND AND VANGUARD GROWTH AND INCOME PORTFOLIO (formerly known as Vanguard Quantitative Portfolios). Neither the Fund nor Vanguard will be responsible for the authenticity of exchange instructions received by telephone or tele-graph. Expedited exchanges may also be subject to limitations as to amounts and frequency, and to other restrictions established by the board of directors to assure that such exchanges do not disadvantage the Fund and its sharehold-ers. Shareholders may obtain the terms of these limitations, which may be re-vised at any time, from Vanguard.

  Any such exchange will be based on the respective net asset values of the shares involved. There are no sales commissions or charges of any kind. Before making an exchange, a shareholder should consider the investment objectives and policies of the Portfolio or Fund to be purchased, and other relevant in-formation (including the minimum initial investment), which can be found in the prospectus relating to that particular Portfolio or Fund. A prospectus for any of the Vanguard Funds or Portfolios may be obtained from Vanguard.

  For Federal income tax purposes an exchange between Funds or Portfolios is a taxable event and, accordingly, a capital gain or loss may be realized. In a revenue ruling relating to circumstances similar to the Fund's, an exchange between series of a Fund was also deemed to be a taxable event. It is likely, therefore, that a capital gain or loss would be realized on an exchange be-tween Portfolios; you may want to consult your tax adviser for further infor-mation in this regard. The exchange privilege may be modified or terminated at any time, and any of the Portfolios or Vanguard Funds may limit or discontinue the offering of its shares without notice to shareholders.

  TRANSFER OF SHARES. Fund shares may be transferred to another person by sending appropriate written instructions to Vanguard. The account must be clearly identified and include the number of shares to be transferred and the signatures of all registered owners. The signature on the letter of instruc-tions or any stock power must be guaranteed. As in the case of withdrawals, the written request must be received in "Good Order" before any transfer can be made.

  INFORMATION FOR SHAREHOLDERS. Following any purchase or redemption, a share-holder will receive a statement which reflects all activity during the current calendar year. Each shareholder will also receive a quarterly statement, which includes valuation as of the day the statement is prepared.

  Shareholders will receive semiannual financial statements audited at least annually by independent accountants whose selection is ratified by sharehold-ers.

                            INVESTMENT LIMITATIONS

  The Fund is subject to the following limitations which may not be changed with respect to a particular Portfolio without the approval of at least a ma-jority of the outstanding voting securities (as defined in the Investment Com-pany Act of 1940) of that Portfolio. A Portfolio will not:

    (1) Invest in commodities or commodity contracts or purchase or sell real estate, although it may purchase and sell marketable securities of compa-nies which deal in real estate or interests therein; except that Admiral Short-Term, Intermediate-Term, and Long-Term U.S. Treasury Portfolios may invest in bond futures contracts, bond options and options on bond futures contracts to the extent that not more than 5% of its assets are required as deposit margin for futures contracts and not more than 20% of its assets are in-vested in such instruments at any time;

    (2) Write, purchase or sell warrants, put or call options, or combina-tions thereof, except as specified above in (1);

    (3) invest in interests in oil, gas, or other mineral exploration or de-velopment programs;

    (4) Make loans to other persons (except by (i) the purchase of the debt obligations in which the Portfolio is authorized to invest in accordance with its investment policies, and (ii) as provided under "Lending of Secu-rities");

    (5) Purchase securities on margin or sell securities short, except as specified above in (1);

    (6) With respect to 75% of the value of its total assets (100% for the Admiral U.S. Treasury Money Market Portfolio), purchase the securities of any issuer (except obligations of the United States government and its in-strumentalities) if as a result the Portfolio would hold more than 10% of the outstanding voting securities of the issuer, or more than 5% of the value of the Portfolio's total assets would be invested in the securities of such issuer;

    (7) Borrow money, except for temporary or emergency purposes and not in excess of 15% of the value of the Portfolio's assets taken at the lower of their market value or cost;

    (8) Pledge, mortgage or hypothecate the Portfolio's assets to an extent greater than 15% of the value of its total assets;

    (9) Engage in the business of underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of investment securities;

    (10) Purchase a security which is subject to legal or contractual re-strictions on resale or for which there is no readily available market or engage in a repurchase agreement maturing in more than seven days if, as a result thereof, more than 15% of the Portfolio's net assets (any of the Portfolio's net assets in the case of Admiral U.S. Treasury Money Market Portfolio) (taken at current value) would be invested in such securities;

    (11) Invest for the purpose of controlling management of any company;

    (12) Invest in securities of other investment companies, except as they may be acquired as a part of a merger, consolidation or acquisition of as-sets approved by the Fund's shareholders or otherwise to the extent permit-ted by Section 12 of the 1940 Act. The Fund will invest only in investment companies which have investment objectives and investment policies consis-tent with those of the Fund.

    (13) Concentrate its investments in a particular industry, although it may invest up to 25% of the Portfolio's total assets (taken at value) in the securities of issuers, all of which conduct their principal business activities in the same industry, provided that (i) this limitation does not apply to obligations issued or guaranteed by the U.S. Government, or its agencies or instrumentalities, and (ii) utility companies will be divided according to their services; for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate indus-try; and

    (14) Issue senior securities.

  The above-referenced investment limitations are considered at the time that portfolio securities are purchased. Notwithstanding these limitations, the Fund may own all or any portion of the securities of, or make loans to, or contribute to the costs or other financial requirements of any company which will be wholly owned by the Fund and one or more other investment companies and is primarily engaged in the business of providing, at cost, management, administrative or related services to the Fund and other investment companies. See "MANAGEMENT OF THE FUND."

                            MANAGEMENT OF THE FUND

  DIRECTORS AND OFFICERS The Officers of the Fund manage its day-to-day opera-tions and are responsible to the Fund's Board of Directors. The Directors set broad policies for each Fund and choose its Officers. The following is a list of the Directors and Officers of the Funds and a statement of their present positions and principal occupations during the past five years. The mailing address of the Directors and Officers of the Fund is Post Office Box 876, Val-ley Forge, PA 19482.

JOHN C. BOGLE, Chairman and
Director*

 Chairman and Director of the Van-
 guard Group, Inc., and each of the
 investment companies in The Van-
 guard Group; Director of the Mead
 Corporation, General Accident
 Insurance and Chris-Craft Indus-
 tries, Inc.

JOHN J. BRENNAN, President, Chief
Executive Officer and Director*
 President, Chief Executive Officer
 and Director of the Fund, The Van-
 guard Group, Inc. and each of the
 other investment companies in The
 Vanguard Group.

ROBERT E. CAWTHORN, Director

 Chairman Emeritus and Director of
 Rhone-Poulenc Rorer, Inc.; Direc-
 tor of Sun Company, Inc.; Director
 of Westinghouse Electric Corpora-
 tion.

BARBARA BARNES HAUPTFUHRER, Director
 Director of The Great Atlantic and
 Pacific Tea Company, Raytheon Com-
 pany, Knight-Ridder, Inc., Massa-
 chusetts Mutual Life Insurance
 Co., and ALCO Standard, Corp. and
 Trustee Emerita of Wellesley Col-
 lege.

BRUCE K. MACLAURY, Director

 President, Emeritus of The
 Brookings Institution; Director of
 American Express Bank, Ltd., The
 St. Paul Companies, Inc. and Na-
 tional Steel Corporation.

BURTON G. MALKIEL, Director
 Chemical Bank Chairman's Professor
 of Economics, Princeton Universi-
 ty; Director of Prudential Insur-
 ance Co. of America, Amdahl Corpo-
 ration, Baker Fentress & Co., The
 Jeffrey Co., and Southern New En-
 gland Communications Company.

ALFRED M. RANKIN, JR., Director
 Chairman, President, and Chief Ex-
 ecutive Officer of NACCO Indus-
 tries; Director of The BFGoodrich
 Company and The Standard Products
 Company.

JOHN C. SAWHILL, Director

 President and Chief Executive Offi-
 cer, The Nature Conservancy; for-
 merly, Director and Senior Partner,
 McKinsey & Co. and President, New
 York University; Director of Pa-
 cific Gas and Electric Company,
 Procter & Gamble Company and NACCO
 Industries.

JAMES O. WELCH, JR., Director

 Retired Chairman of Nabisco Brands,
 Inc. and retired Vice Chairman and
 Director of RJR Nabisco; Director
 of TECO Energy, Inc.; and Director
 of Kmart Corporation.

J. LAWRENCE WILSON, Director
 Chairman and Chief Executive Offi-
 cer of Rohm & Haas Company, Direc-
 tor of Cummins Engine Company; and
 Trustee of Vanderbilt University.

RAYMOND J. KLAPINSKY, Secretary*
 Senior Vice President and Secretary
 of The Vanguard Group, Inc.; Secre-
 tary of each of the investment com-
 panies in The Vanguard Group.

RICHARD F. HYLAND, Treasurer*
 Treasurer of The Vanguard Group,
 Inc. and of each of the investment
 companies in The Vanguard Group.

KAREN E. WEST, Controller*

 Principal of The Vanguard Group,
 Inc.; Controller of each of the In-
 vestment companies in The Vanguard
 Group.
--------
* Officers of the Fund are "inter-
  ested persons" as defined in the
  Investment Company Act of 1940.

  THE VANGUARD GROUP. The Fund is a member of The Vanguard Group of Investment Companies. Through their jointly-owned subsidiary, The Vanguard Group, Inc. ("Vanguard"), the Fund and the other Funds in the group obtain at cost virtu-ally all of their corporate management, administrative and distribution serv-ices. Vanguard also provides investment advisory services on an at-cost basis to certain of the Vanguard Funds.

  Vanguard employs a supporting staff of management and administrative per-sonnel needed to provide the requisite services to the Funds and also fur-nishes the Funds with necessary office space, furnishings and equipment. Each Fund pays its share of Vanguard's net expenses which are allocated among the Funds under methods approved by the Board of Directors (Trustees) of each Fund. In addition, each Fund bears its own direct expenses, such as legal, au-diting and custodian fees.

  The Vanguard Group adheres to a Code of Ethics established pursuant to Rule 17j-1 under the Investment Company Act of 1940. The Code is designed to pre-vent unlawful practices in connection with the purchase or sale of securities by persons associated with Vanguard. Under Vanguard's Code of Ethics certain officers and employees of Vanguard who are considered access persons are per-mitted to engage in personal securities transactions. However, such transac-tions are subject to procedures and guidelines substantially similar to those recommended by the mutual fund industry and approved by the U.S. Securities and Exchange Commission.

  The Vanguard Group was established and operates under a Funds' Service Agreement which was approved by the shareholders of each of the Funds. The amounts which each of the Funds has invested are adjusted from time to time in order to maintain the proportionate relationship between each Fund's relative net assets and its contribution to Vanguard's capital. At January 31, 1997, the Fund had contributed capital of $400,000 to Vanguard representing 2.0% of Vanguard's capitalization. The Funds' Service Agreement provides for the fol-lowing arrangement : (1) each Vanguard Fund may invest a maximum of 0.40% of its assets in Vanguard and (2) there is no restriction on the maximum cash in-vestment that the Vanguard Funds may make in Vanguard.

  MANAGEMENT. Corporate management and administrative services include: (1) executive staff; (2) accounting and financial; (3) legal and regulatory; (4) shareholder account maintenance; (5) monitoring and control of custodian rela-tionships; (6) shareholder reporting; and (7) review and evaluation of advi-sory and other services provided to the Funds by third parties. The Fund's share of Vanguard's actual net costs of operation relating to management and administrative services (including transfer agency) for the fiscal year ended January 31, 1997, totaled approximately $3,786,000.

  DISTRIBUTION. Vanguard provides all distribution and marketing activities for the Funds in the Group. Vanguard Marketing Corporation, a wholly-owned subsidiary of The Vanguard Group, Inc., acts as Sales Agent for shares of the Funds, in connection with any sales made directly to investors in the states of Florida, Missouri, New York, Ohio, Texas and such other states as it may be required.

  The principal distribution expenses are for advertising, promotional materi-als and marketing personnel. Distribution services may also include organizing and offering to the public, from time to time, one or more new investment com-panies which will become members of the Group. The Directors and officers of Vanguard determine the amount to be spent annually on distribution activities, the manner and amount to be spent on each Fund, and whether to organize new investment companies.

  One half of the distribution expenses of a marketing and promotional nature is allocated among the Funds based upon their relative net assets. The remain-ing one half of these expenses is allocated among the Funds based upon each Fund's sales for the preceding 24 months relative to the total sales of the Funds as a Group, provided, however, that no Fund's aggregate quarterly rate of contribution for distribution expenses of a marketing and promotional na-ture shall exceed 125% of the average distribution expense rate for the Group, and that no Fund shall incur annual distribution expenses in excess of 20/100 1% of its average month-end net assets. During the fiscal year ended January 31, 1997, the Fund paid approximately $1,094,000 of the Groups distribution and marketing expenses, which represented an effective an-nual rate of .03 of 1% of the Fund's average net assets.

  INVESTMENT ADVISORY SERVICES. Vanguard also provides investment advisory services to the Fund; Vanguard Municipal Bond Fund; Vanguard Money Market Re-serves; Vanguard Treasury Fund; several Portfolios of Vanguard Fixed Income Securities Fund; Vanguard Institutional Index Fund; Vanguard Bond Index Fund; Vanguard California Tax-Free Fund; Vanguard Florida Insured Tax-Free Fund; Vanguard New Jersey Tax-Free Fund; Vanguard New York Insured Tax-Free Fund; Vanguard Ohio Tax-Free Fund; Vanguard Pennsylvania Tax-Free Fund; Vanguard Balanced Index Fund; Vanguard Index Trust; Vanguard International Equity Index Fund; Vanguard Tax-Managed Fund; the Aggressive Growth Portfolio of Vanguard Horizon Fund; the REIT Index Portfolio of Vanguard Specialized Portfolios; the Total International Portfolio of Vanguard STAR Fund; several Portfolios of Vanguard Variable Insurance Fund; a portion of Vanguard/Windsor II; a portion of Vanguard/Morgan Growth Fund as well as several in depth separate accounts. These services are provided on an at-cost basis from a money management staff employed directly by Vanguard. The investment management staff is supervised by the senior officers of the Fund who are directly responsible to the Board of Directors of the Fund. The Board of Directors, elected annually by share-holders, sets broad policies for the Fund and chooses its officers. The com-pensation and other expenses of this staff are paid by the Funds utilizing these services. During the year ended January 31, 1997, the Fund paid approxi-mately $475,000 of Vanguard's investment advisory expenses.

  REMUNERATION OF DIRECTORS AND OFFICERS. The Fund pays each Director, who is not also an officer, an annual fee plus travel and other expenses incurred in attending Board meetings. During the fiscal year ended January 31, 1997, the Fund paid approximately $8,000 in Directors fees and expenses to its "non-in-terested" Directors. The Fund's officers and employees are paid by Vanguard which, in turn, is reimbursed by the Fund, and each other Fund in the Group, for its proportionate share of officers' and employees' salaries and retire-ment benefits. During the year ended January 31, 1997, the Fund's proportion-ate share of remuneration paid to all officers of the Fund, as a group, was approximately $113,804.

  Under its retirement plan, Vanguard contributes annually an amount equal to 10% of each officer's annual compensation plus 5.7% of that part of the offi-cer's compensation during the year that exceeds the Social Security Taxable Wage Base then in effect. Under the Thrift Plan, all officers are permitted to make pre-tax basic contributions in a maximum amount equal to 4% of total com-pensation. Vanguard matches the basic contributions on a 100% basis. Directors who are not Officers are paid an annual fee based on the number of years of service on the Board, up to fifteen years of service, upon retirement. The fee is equal to $1,000 for each year of service and each investment company member of The Vanguard Group contributes a proportionate amount to this fee based on its relative net assets. This fee is paid, subsequent to a Director's retire-ment, for a period of ten years or until the death of a retired Director. The Fund's proportionate shares of retirement contributions made by Vanguard under its retirement and thrift plans on behalf of all officers of the Fund, as a group, during the 1997 fiscal year was approximately $3,000.

  The following table provides detailed information with respect to the amounts paid or accrued for the Directors for the fiscal year ended January 31, 1997.

                            VANGUARD ADMIRAL FUNDS
                              COMPENSATION TABLE

                                         PENSION OR                    TOTAL COMPENSATION
                                         RETIREMENT                         FROM ALL
                          AGGREGATE   BENEFITS ACCRUED   ESTIMATED       VANGUARD FUNDS
                         COMPENSATION    AS PART OF    ANNUAL BENEFITS      PAID TO
   NAMES OF DIRECTORS     FROM FUND    FUND EXPENSES   UPON RETIREMENT    DIRECTORS(2)
   ------------------    ------------ ---------------- --------------- ------------------
John C. Bogle(1)........        --            --                --               --
John J. Brennan(1)......        --            --                --               --
Barbara Barnes
 Hauptfuhrer............    $  991          $154           $15,000          $65,000
Robert E. Cawthorn......    $  991          $128           $13,000          $65,000
Bruce K. MacLaury.......    $1,072          $151           $12,000          $60,000
Burton G. Malkiel.......    $  991          $103           $15,000          $65,000
Alfred M. Rankin, Jr. ..    $  991          $ 81           $15,000          $65,000
John C. Sawhill.........    $  991          $ 96           $15,000          $65,000
James O. Welch, Jr. ....    $  991          $118           $15,000          $65,000
J. Lawrence Wilson......    $  991          $ 85           $15,000          $65,000

--------

(1) As "Interested Directors," Messrs. Bogle and Brennan receive no compensa-tion for their service.

(2) The amounts reported in this column reflect the total compensation paid to each Director for their service as Director or Trustee of 34 Vanguard Funds (33 in the case of Mr. Malkiel; 27 in the case of Mr. MacLaury).

                            PORTFOLIO TRANSACTIONS

  Brokers or dealers who execute transactions for the four Portfolios are se-lected by Vanguard's investment management staff which is responsible for us-ing its best efforts to obtain the best available price and most favorable ex-ecution for each transaction. Principal transactions are made directly with issuers, underwriters and market makers and usually do not involve brokerage commissions, although underwriting commissions and dealer markups may be in-volved. Brokerage transactions are placed with brokers deemed most capable of providing favorable terms; where more than one broker can offer such terms, consideration may be given to brokers who provide the staff with research and statistical information.

  Vanguard's investment management staff may occasionally make recommendations to other Vanguard Funds or clients which result in their purchasing or selling securities simultaneously with the Portfolios. As a result, the demand for se-curities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is the staff's policy not to favor one client over another in making recommenda-tions or placing an order. If two or more clients are purchasing a given secu-rity on the same day from the same broker-dealer, such transactions may be av-eraged as to price.

  Since the Fund does not market its shares through intermediary brokers or dealers, it is not the Fund's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Fund may place portfolio orders with qualified brokers or dealers who recommend the shares of the Fund to their clients and may, when a number of brokers and dealers can provide comparable best price and execution on a particular transaction, consider the sale of shares by a broker or dealer in selecting among qualified brokers or dealers. The Fund paid no explicit brokerage commissions during the fiscal years ended January 31, 1995, 1996 and 1997.

   CALCULATION OF YIELD (ADMIRAL U.S. TREASURY MONEY MARKET PORTFOLIO)

  The current yield of the Admiral U.S. Treasury Money Market Portfolio is calculated daily on a base period return of a hypothetical account having a beginning balance of one share for a particular period of time (generally 7 days). The return is determined by dividing the net change (exclusive of any capital changes) in such account by its average net asset value for the peri-od, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends by the Portfolio, including dividends on both the original share and on such additional shares. An effective yield, which reflects the effects of compounding and represents an annualization of the current yield with all dividends reinvested, may also be calculated for the Portfolio by di-viding the base period return by 7, adding 1 to the quotient, raising the sum to the 365th power, and subtracting 1 from the result.

  Set forth below is an example, for purposes of illustration only, of the current and effective yield calculations for the Money Market Portfolio for the 7-day base period ending January 31, 1997.

                                                          ADMIRAL U.S. TREASURY
                                                          ----------------------
                                                          MONEY MARKET PORTFOLIO
                                                          ----------------------
                                                                 1/31/97
                                                          ----------------------
Value of account at beginning of period..................        $1.00000
Value of same account at end of period*..................         1.00097
                                                                 --------
Net Change in account value..............................        $ .00097
Annualized Current Net Yield
 (Net Change X 365/7) / average net asset value..........            5.06%
Effective Yield
 [(Net Change) + 1]/3//6//5///7/ - 1.....................            5.19%
Average Weighted Maturity of Investments.................         53 days

--------

* Exclusive of any capital changes.

  The net asset value of a share of the Admiral U.S. Treasury Money Market Portfolio is $1.00 and it is not expected to fluctuate. However, the yield of the Portfolio with fluctuate. The annualization of a week's dividend is not a representation by the Portfolio as to what an investment in the Portfolio will actually yield in the future. Actual yields will depend on such variables as investment quality, average maturity, the type of instruments the Portfolio invests in, changes in interest rates on instruments, changes in the expenses of the Fund and other factors. Yields are one basis investors may use to ana-lyze the Portfolios of the Fund, and other investment vehicles; however yields of other investment vehicles may not be comparable because of the factors set forth in the preceding sentence, differences in the time periods compared, and differences in the methods used in valuing portfolio instruments computing net asset value and calculating yield.

                          YIELD AND TOTAL RETURN

  The yield of each Portfolio of the Fund for the 30-day period ended January 31, 1997 is set forth below. Yields are calculated daily for each Portfolio.

Admiral U.S Treasury Money Market Portfolio............................... 5.06%
Admiral Short-Term U.S. Treasury Portfolio................................ 5.99%
Admiral Intermediate-Term U.S. Treasury Portfolio......................... 6.51%
Admiral Long-Term U.S. Treasury Portfolio................................. 6.81%

  The average annual total return of each Portfolio of the Fund for the one-year period and since the December 14, 1992 inception is set forth below:

                                                              1 YEAR
                                                               ENDED    SINCE
                                                              1/31/97 INCEPTION*
                                                              ------- ----------
Admiral U.S. Treasury Money Market Portfolio.................  5.24%    4.47%
Admiral Short-Term U.S. Treasury Portfolio...................  4.05%    5.73%
Admiral Intermediate-Term U.S. Treasury Portfolio............  1.30%    7.06%
Admiral Long-Term U.S. Treasury Portfolio.................... -1.75%    8.51%

--------

* Since Inception: December 14, 1992.

  Total Return is computed by finding the average compounded rates of return over the periods set forth above that would equate an initial amount invested at the beginning of the periods to the ending redeemable value of the invest-ment.

                             PERFORMANCE MEASURES

  Vanguard may use reprinted material discussing The Vanguard Group, Inc. or any of the member funds of The Vanguard Group of Investment Companies.

  Each of the investment company members of The Vanguard Group, including each Portfolio of Vanguard Admiral Funds, Inc., may, from time to time, use one or more of the following unmanaged indices for comparative performance purposes.

STANDARD AND POOR'S 500 COMPOSITE STOCK PRICE INDEX--is a well diversified list of 500 companies representing the U.S. Stock Market.

WILSHIRE 5000 EQUITY INDEX--consists of more than 7,000 common equity securi-ties, covering all stocks in the U.S. for which daily pricing is available.

WILSHIRE 4500 EQUITY INDEX--consists of all stocks in the Wilshire 5000 except for the 500 stocks in the Standard and Poor's 500 Index.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX--is an arithmetic, market val-ue-weighted average of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australasia and the Far East.

GOLDMAN SACHS 100 CONVERTIBLE BOND INDEX--currently includes 71 bonds and 29 preferreds. The original list of names was generated by screening for convert-ible issues of $100 million or greater in market capitalization. The index is priced monthly.

SALOMON BROTHERS GNMA INDEX--includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mort-gage Association.

SALOMON BROTHERS HIGH-GRADE CORPORATE BOND INDEX--consists of publicly issued, non-convertible corporate bonds rated Aa or Aaa. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

LEHMAN LONG-TERM TREASURY BOND--is composed of all bonds covered by the Shearson Lehman Hutton Treasury Bond Index with maturities of 10 years or greater.

MERRILL LYNCH CORPORATE & GOVERNMENT BOND--consists of over 4,500 U.S. Trea-sury, Agency and investment grade corporate bonds.

LEHMAN CORPORATE (BAA) BOND INDEX--all publicly offered fixed-rate, noncon-vertible domestic corporate bonds rated Baa by Moody's, with a maturity longer than 1 year and with more than $25 million outstanding. This index includes over 1,000 issues.

LEHMAN BROTHERS LONG-TERM CORPORATE BOND INDEX--is a subset of the Lehman Cor-porate Bond Index covering all corporate, publicly issued, fixed-rate noncon-vertible U.S. debt issues rated at least Baa, with at least $50 million prin-cipal outstanding and maturity greater than 10 years.

BOND BUYER MUNICIPAL BOND INDEX--is a yield index on current-coupon high-grade general-obligation municipal bonds.

STANDARD & POOR'S PREFERRED INDEX--is a yield index based upon the average yield for four high-grade, non-callable preferred stock issues.

NASDAQ INDUSTRIAL INDEX--is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

COMPOSITE INDEX--70% Standard & Poor's 500 Index and 30% NASDAQ Industrial In-dex.

COMPOSITE INDEX--65% Standard & Poor's 500 Index and 35% Lehman Long-Term Cor-porate AA or Better Bond Index.

COMPOSITE INDEX--65% Lehman Long-Term Corporate AA or Better Bond Index and a 35% weighting in a blended equity composite (75% Standard & Poor's/BARRA Value Index, 12.5% Standard & Poor's Utilities Index and 12.5% Standard & Poor's Telephone Index).

LEHMAN LONG-TERM CORPORATE AA OR BETTER BOND INDEX--consists of all publicly issued, fixed-rate, nonconvertible investment grade, dollar-denominated, SEC-registered corporate debt rated AA or AAA.

LEHMAN BROTHERS AGGREGATE BOND INDEX--is a market-weighted index that contains individually priced U.S. Treasury, agency, corporate, and mortgage pass-through securities corporate rated Baa or better. The Index has a market value of over $4 trillion.

LEHMAN BROTHERS MUTUAL FUND SHORT (1-5) GOVERNMENT/CORPORATE INDEX--is a mar-ket-weighted index that contains individually priced U.S. Treasury, agency, and corporate investment grade bonds rated BBB--or better with maturities be-tween 1 and 5 years. The Index has a market value of over $1.6 trillion.

LEHMAN BROTHERS MUTUAL FUND INTERMEDIATE (5-10) GOVERNMENT/CORPORATE INDEX--is a market-weighted index that contains individually priced U.S. Treasury, agen-cy, and corporate securities rated BBB--or better with maturities between 5 and 10 years. The Index has a market value of over $700 billion.

LEHMAN BROTHERS MUTUAL FUND LONG (10+) GOVERNMENT/CORPORATE INDEX--is a mar-ket-weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB--or better with maturities greater than 10 years. The Index has a market value of over $900 billion.

LIPPER SMALL CAP FUND AVERAGE--the average performance of small company growth funds as defined by Lipper Analytical Services, Inc. Lipper defines a small company growth fund as a fund that by prospectus or portfolio practice, limits its investments to companies on the basis of the size of the company. From time to time, Vanguard may advertise using the average performance and/or the average expense ratio of the small company growth funds. (This fund category was first established in 1982. For years prior to 1982, the results of the Lipper Small Company Growth category were estimated using the returns of the Funds that constitute the Group at its inception.)

LIPPER BALANCED FUND AVERAGE--an industry benchmark of average balanced funds with similar investment objectives and policies, as measured by Lipper Analyt-ical Services, Inc.

LIPPER NON-GOVERNMENT MONEY MARKET FUND AVERAGE--an industry benchmark of av-erage non-government money market funds with similar investment objectives and policies, as measured by Lipper Analytical Services, Inc.

LIPPER GOVERNMENT MONEY MARKET FUND AVERAGE--an industry benchmark of average government money market funds with similar investment objectives and policies, as measured by Lipper Analytical Services, Inc.

LIPPER GENERAL EQUITY FUND AVERAGE--an industry benchmark of average general equity funds with similar investment objectives and policies, as measured by Lipper Analytical Services, Inc.

LIPPER FIXED INCOME FUND AVERAGE--an industry benchmark of average fixed in-come funds with similar investment objectives and policies, as measured by Lipper Analytical Services, Inc.

                     TAX ADVANTAGE OF U.S. TREASURY INCOME

    NET                                              CURRENT PORTFOLIO YIELD
 EFFECTIVE                                        -----------------------------
   STATE                                          3.00% 4.00% 5.00% 6.00% 7.00%
 INCOME TAX                                       ----- ----- ----- ----- -----
   RATE*                                            TAXABLE EQUIVALENT YIELD
 ----------                                       -----------------------------
 3.00%........................................... 3.09% 4.12% 5.15% 6.19% 7.22%
 6.00%........................................... 3.19% 4.26% 5.32% 6.38% 7.45%
 9.00%........................................... 3.30% 4.40% 5.49% 6.59% 7.69%

--------
* Assumes state income tax taken as a deduction on Federal tax return (31% tax bracket). Yields are not indicative of current or future performance. This chart is for illustrative purposes only. Prospective investors should con-sult their own tax advisers concerning the state tax consequences of an in-vestment in the Fund.

                               OTHER DEFINITIONS

  Marketing literature for the Portfolios of Vanguard Admiral Funds, Inc., may from time to time refer to or discuss a Portfolio's DURATION. Duration is the weighted average life of a Portfolio's debt instruments measured on a present-value basis; it is generally superior to dollar-weighted average maturity as a measure of a Portfolio's potential volatility due to changes in interest rates.

  Unlike a Portfolio's dollar-weighted average maturity, which takes into ac-count only the stated maturity date of the Portfolio's debt instruments, dura-tion represents a weighted average of both interest and principal payments, discounted by the current yield-to-maturity of the securities held. For exam-ple, a four-year, zero-coupon bond, which pays interest only upon maturity (along with principal), has both a maturity and duration of 4 years. However, a four-year bond priced at par with an 8% coupon has a maturity of 4 years but a duration of 3.6 years (at an 8% yield), reflecting the bond's earlier pay-ment of interest.

  In general, a bond with a longer duration will fluctuate more in price than a bond with a shorter duration. Also, for small changes in interest rates, du-ration serves to approximate the resulting change in a bond's price. For exam-ple, a 1% change in interest rates will cause roughly a 4% move in the price of a zero-coupon bond with a 4-year duration, while an 8% coupon bond (with a 3.6 year duration) will change by approximately 3.6%.

                             FINANCIAL STATEMENTS

  The Fund's financial statements for the fiscal year ended January 31, 1997, including the financial highlights, appearing in the Fund's Annual Report to shareholders, and the report thereon of Price Waterhouse LLP, independent ac-countants, also appearing therein, are incorporated by reference in this Statement of Additional Information. The Fund's Annual Report to Shareholders is enclosed with this Statement of Additional Information.

                APPENDIX--DESCRIPTION OF SECURITIES AND RATINGS

I. DESCRIPTION OF BOND RATINGS

  Excerpts from Moody's Investors Service, Inc., ("Moody's") description of its four highest bond ratings: AAA--judged to be the best quality. They carry the smallest degree of investment risk; AA--judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds: A--possess many favorable investment attributes and are to be considered as "upper medium grade obligations"; BAA--considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteris-tically unreliable over any great length of time. BA judged to have specula-tive elements; their future cannot be considered as well assured; B--generally lack characteristics of the desirable investment; CAA--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; CA--speculative in a high degree; often in default; C--lowest rated class of bonds; regarded as having extremely poor prospects.

  Moody's also supplies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

  Excerpts from Standard & Poor's Corporation ("S&P") description of its five highest bond ratings: AAA--highest grade obligations. Capacity to pay interest and repay principal is extremely strong; AA--also qualify as high grade obli-gations. A very strong capacity to pay interest and repay principal and dif-fers from AAA issues only in small degree; A--regarded as upper medium grade. They have a strong capacity to pay interest and repay principal although it is somewhat susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB--regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. This group is the lowest which qualifies for commercial bank investment. BB, B, CCC, CC--predominately speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obliga-tion; BB indicates the lowest degree of speculation and CC the highest.

  S&P applies indicators "+," no character and "-" to its rating categories. The indicators show relative standing within the major rating categories.

II. U.S. GOVERNMENT SECURITIES

  The term "U.S. Government securities" refers to a variety of securities which are issued or guaranteed by the United States Treasury, by various agen-cies of the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government. The term also refers to "repurchase agreements" collateralized by such securities.

  U.S. Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by Federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look princi-pally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

  Some of the U.S. Government agencies that issue or guarantee securities in-clude the Export- Import Bank of the United States. Farmers Home Administra-tion, Federal Housing Administration, Maritime Administration, Small Business Administration, and The Tennessee Valley Authority.

  An instrumentality of the U.S. Government is a government agency organized under Federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperative, Federal Intermediate Credit Banks, and the Federal National Mortgage Association.

III. ZERO COUPON TREASURY BONDS

  Admiral Short- and Intermediate-Term U.S. Treasury Portfolios may invest in zero coupon Treasury bonds, a term used to describe U.S. Treasury notes and bonds which have been stripped of their unmatured interest coupons, or the coupons themselves, and also receipts or certificates representing interest in such stripped debt obligations and coupons. The timely payment of coupon in-terest and principal on these instruments remains guaranteed by the "full faith and credit" of the United States Government.

  A zero coupon bond does not pay interest. Instead, it is issued at a sub-stantial discount to its "'face value"--what it will be worth at maturity. The difference between a security's issue or purchase price and its face value represents the imputed interest an investor will earn if the security is held until maturity. For tax purposes, a portion of this imputed interest is deemed as income received by zero coupon bondholders each year. The Fund, which ex-pects to qualify as a regulated investment company, intends to pass along such interest as a component of a Portfolio's distributions of net investment in-come.

  Zero coupon bonds may offer investors the opportunity to earn higher yields than those available on U.S. Treasury bonds of similar maturity. However, zero coupon bond prices may also exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest is returned to the investor.

IV. COLLATERALIZED MORTGAGE OBLIGATION

  The Admiral Short-, Intermediate- and Long-Term U.S. Treasury Portfolios may invest in collateralized mortgage obligations (CMOs), bonds that are collater-alized by whole loan mortgages or mortgage pass-through securities. Generally, the three Portfolios will purchase CMOs which are collateralized by mortgage securities issued or guaranteed by the U.S. Government or its agencies. The bonds issued in a CMO deal are divided into groups, and each group of bonds is referred to as a "tranche". Under the CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the CMO bondholders. The bonds issued under a CMO structure are retired sequentially as opposed to the pro rata return of principal found in traditional pass-through obliga-tions. Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds. Under the CMO structure, the repayment of principal among the different tranches is prioritized in accordance with the terms of the particular CMO Issuance. The "fastest-pay" tranches of bonds, as specified in the prospectus for the issu-ance, would initially receive all principal payments. When that tranche of bonds is retired, the next tranche, or tranches, in the sequence, as specified in the prospectus, receive all of the principal payments until they are re-tired. The sequential retirement of bond groups continues until the last tranche, or group of bonds, is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long maturity, monthly-pay collateral to for-mulate securities with short, intermediate and long final maturities and ex-pected average lives. Aside from market risk, the primary risk involved in any mortgage security, such as a CMO issuance, is its exposure to prepayment risk. To the extent a particular tranche is exposed to this risk, the bond-holder is generally compensated in the form of higher yield. In order to pro-vide security, in addition to the underlying collateral, many CMO issues also include minimum reinvestment rate and minimum sinking-fund guarantees. Typi-cally, the Portfolios will invest in those CMOs that most appropriately re-flect their average maturities and market risk profiles. Consequently, the Short-Term Portfolios invest only in CMOs with short-term average maturities believed to be highly predictable. Similarly, Admiral Intermediate- and Long-Term Treasury Portfolios will invest in those CMOs that carry market risks and expected average maturities consistent with intermediate- and long-term bonds.

  Subject to the applicable limits set forth above, in the Funds' Prospectus and in the Funds' investment limitations, the Admiral Short-, Intermediate- and Long-Term U.S. Treasury Portfolios have no specific limitation on the amount of assets they may invest in CMOs.

                                    PART C

                         VANGUARD ADMIRAL FUNDS, INC.

                               OTHER INFORMATION

ITEM 24. (A) FINANCIAL STATEMENTS

  The Registrant's Financial Statements for the fiscal year ended January 31, 1997, including Price Waterhouse LLP's report thereon, are incorporated by reference, in the Statement of Additional Information, from the Registrant's 1997 Annual Report to Shareholders which has been filed with the Commission. The Financial Statements included in the Annual Report are:

   1. Statement of Net Assets as of January 31, 1997

   2. Statement of Operations for the year ended January 31, 1997

   3. Statement of Changes of Net Assets for the respective periods ended Jan-uary 31, 1996 and 1997

   4. Financial Highlights for each of the five periods ended January 31, 1997

   5. Notes to Financial Statements
   6. Report of Independent Accountants

  (B) EXHIBITS

  11. Consent of Independent Accountants*
  16. Schedule for Computation of Performance Quotations*
  27. Financial Data Schedule

--------
 *Filed herewith.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

  Registrant is not controlled by or under common control with any person. The officers of the Registrant, the investment companies in The Vanguard Group of Investment Companies and The Vanguard Group, Inc. are identical. Reference is made to the caption "Management of the Fund" in the Prospectus constituting Part A and in the Statement of Additional Information constituting Part B of this Registration Statement.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES

  As of January 31, 1997 each Portfolio of the Fund had the following number of shareholders:

   Admiral U.S. Treasury Money Market Portfolio........................... 9,901
   Admiral Short-Term U.S. Treasury Portfolio............................. 2,877
   Admiral Intermediate-Term U.S. Treasury Portfolio...................... 3,328
   Admiral Long-Term U.S. Treasury Portfolio.............................. 1,429

ITEM 27. INDEMNIFICATION

  Reference is made to Article IX of Registrant's Articles of Incorporation.

  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or control-ling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling pre-cedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

  Reference is made to the caption "Investment Advisers" in the prospectus constituting Part "A" of this Registration Statement and "Investment Advisory Services" in Part "B" of this Registration Statement.

ITEM 29. PRINCIPAL UNDERWRITERS

  (a) None
  (b) Not Applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

  The books, accounts and other documents required by Section 31(a) under the Investment Company Act and the rules promulgated thereunder will be maintained in the physical possession of Registrant; Registrant's Transfer Agent, The Vanguard Group, Inc. c/o The Vanguard Financial Center, Valley Forge, Pennsyl-vania 19482; and the Registrant's Custodians, CoreStates Bank, N.A., Philadel-phia, Pa. and State Street Bank and Trust Company, Boston, MA.

ITEM 31. MANAGEMENT SERVICES

  Other than the Amended and Restated Funds' Service Agreement with The Van-guard Group, Inc. has previously been filed and is described in Part B hereof under "Management of the Fund"; the Registrant is not a party of any manage-ment-related service contract.

ITEM 32. UNDERTAKINGS

  Annual meetings will not be held except as required by the Investment Com-pany Act of 1940 ("1940 Act") and other applicable law. Annual meetings of shareholders will not be held except as required by the Investment Company Act ("Act") or other applicable law. Registrant undertakes to comply with the pro-visions of Section 16(c) of the 1940 Act in regard to shareholders' rights to call a meeting of shareholders for the purpose of voting on the removal of Di-rectors and to assist in shareholder communications in such matters, to the extent required by law.

  A copy of the Registrant's latest annual report to shareholders will be fur-nished, upon request and without charge, to each person to whom a copy of the Fund's Prospectus is delivered.

                                  SIGNATURES

  PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT CERTIFIES THAT IT MEETS ALL THE REQUIREMENTS FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT PURSUANT TO RULE 485 (B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS POST-EFFECTIVE AMENDMENT TO THIS REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN THE TOWN OF VALLEY FORGE AND THE COMMONWEALTH OF PENNSYLVANIA, ON THE 16TH DAY OF MAY 1997.

                                          Vanguard Admiral Funds, Inc.

                                                   Raymond J. Klapinsky
                                          By___________________________________
                                                  JOHN C. BOGLE* CHAIRMAN

  PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS POST-EFFEC-TIVE AMENDMENT TO THE REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOL-LOWING PERSONS IN THE CAPACITIES AND ON THE DATE INDICATED:


             SIGNATURES                        TITLE                 DATE
        Raymond J. Klapinsky           Chairman of the
-------------------------------------   Board and Director       May 16, 1997
           JOHN C. BOGLE*

        Raymond J. Klapinsky           President, Director
-------------------------------------   and Chief Executive      May 16, 1997
          JOHN J. BRENNAN*              Officer

        Raymond J. Klapinsky           Director
-------------------------------------                            May 16, 1997
         ROBERT C. CAWTHORN*

        Raymond J. Klapinsky           Director
-------------------------------------                            May 16, 1997
       BARBARA B. HAUPTFUHRER*

        Raymond J. Klapinsky           Director
-------------------------------------                            May 16, 1997
         BURTON G. MALKIEL*

        Raymond J. Klapinsky           Director
-------------------------------------                            May 16, 1997
       BRUCE K. MACLAURY, JR.*

        Raymond J. Klapinsky           Director
-------------------------------------                            May 16, 1997
       ALFRED M. RANKIN, JR.*

        Raymond J. Klapinsky           Director
-------------------------------------                            May 16, 1997
          JOHN C. SAWHILL*

        Raymond J. Klapinsky           Director
-------------------------------------                            May 16, 1997
        JAMES O. WELCH, JR.*


        Raymond J. Klapinsky           Director
-------------------------------------                            May 16, 1997
         J. LAWRENCE WILSON*


        Raymond J. Klapinsky           Treasurer and
-------------------------------------   Principal Financial      May 16, 1997
         RICHARD F. HYLAND*             Officer and
                                        Accounting Officer

* As Attorney-in-Fact, pursuant to Power-of-Attorney. See Form SE filed for the Windsor Funds, Inc. (File Number 2-14336), as filed with the Commission on or about January 23, 1990, incorporated by reference.

                          VANGUARD ADMIRAL FUNDS, INC.

                               INDEX TO EXHIBITS

Independent Accountants' Consent...................................... EX-99.B11
Schedule for Computation of Performance Quotations.................... EX-99.B16
Financial Data Schedule...............................................     EX-27